UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.8%
----------------------------------------------------------------------------------------------------------------------
Alabama--2.3%
$     100,000       AL 21st Century Authority
                    Tobacco Settlement                     5.250%         12/01/2006   12/01/2006       $     102,379
----------------------------------------------------------------------------------------------------------------------
    1,000,000       AL Docks Department                    6.150          10/01/2014   10/01/2006 1         1,056,980
----------------------------------------------------------------------------------------------------------------------
       60,000       AL Docks Department                    6.300          10/01/2021   10/01/2006 1            63,508
----------------------------------------------------------------------------------------------------------------------
       30,000       AL HFA                                 5.750          04/01/2012   04/01/2009 1            31,313
----------------------------------------------------------------------------------------------------------------------
      160,000       AL HFA                                 5.750          10/01/2016   04/01/2007 1           167,334
----------------------------------------------------------------------------------------------------------------------
       40,000       AL HFA (Collateralized Home
                    Mortgage)                              6.000          10/01/2021   04/01/2007 1            41,596
----------------------------------------------------------------------------------------------------------------------
        5,000       AL HFA (Collateralized Home
                    Mortgage)                              6.100          10/01/2020   04/01/2009 1             5,105
----------------------------------------------------------------------------------------------------------------------
       65,000       AL Higher Education Loan Corp.
                    (Student Loan)                         6.150          09/01/2010   09/01/2005 1            66,444
----------------------------------------------------------------------------------------------------------------------
      100,000       AL Private Colleges &
                    Universities Facilities
                    Authority (Tuskegee University)        5.750          09/01/2026   09/01/2008 1           104,660
----------------------------------------------------------------------------------------------------------------------
       25,000       AL Public Health Care Authority        6.000          10/01/2025   04/01/2006 1            26,028
----------------------------------------------------------------------------------------------------------------------
    4,505,000       Bay Minette, AL Industrial
                    Devel. Board (B.F. Goodrich)           6.500          02/15/2009   08/15/2005 1         4,518,110
----------------------------------------------------------------------------------------------------------------------
      145,000       Birmingham, AL Medical Centers
                    (Baptist Medical Center)               5.500          08/15/2023   02/15/2006 1           145,270
----------------------------------------------------------------------------------------------------------------------
       15,000       Birmingham, AL Multifamily Hsg.
                    (Ascend Care Hsg.-Beaconview)          5.750          07/01/2030   07/01/2012 1            15,239
----------------------------------------------------------------------------------------------------------------------
       30,000       Birmingham, AL Private
                    Educational Building Authority
                    (Birmingham-Southern College)          6.000          12/01/2021   06/01/2008 1            30,877
----------------------------------------------------------------------------------------------------------------------
       35,000       Birmingham, AL Special Care
                    Facilities Financing Authority
                    (Baptist Health System)                5.875          11/15/2015   11/01/2005 1            35,778
----------------------------------------------------------------------------------------------------------------------
       25,000       Birmingham, AL Special Care
                    Facilities Financing Authority
                    (Baptist Health System)                5.875          11/15/2020   11/01/2005 1            25,557
----------------------------------------------------------------------------------------------------------------------
      300,000       Birmingham, AL Special Care
                    Facilities Financing Authority
                    (Baptist Health System)                5.875          11/15/2026   11/15/2006 1           317,037
----------------------------------------------------------------------------------------------------------------------
      525,000       Birmingham, AL Special Care
                    Facilities Financing Authority
                    (Baptist Health System)                6.000          11/15/2024   11/01/2005 1           536,755
----------------------------------------------------------------------------------------------------------------------
       60,000       Birmingham, AL Special Care
                    Facilities Financing Authority
                    (Baptist Medical Center)               5.500          08/15/2013   08/15/2005 1            60,132
----------------------------------------------------------------------------------------------------------------------
       35,000       Colbert County-Northwest, AL
                    Health Care Authority (Helen
                    Keller Hospital)                       5.750          06/01/2015   12/01/2005 1            35,775
----------------------------------------------------------------------------------------------------------------------
      125,000       Courtland, AL Industrial Devel.
                    Board (Champion International
                    Corp.)                                 5.700          10/01/2028   08/01/2011 1           128,424
----------------------------------------------------------------------------------------------------------------------
      185,000       Courtland, AL Industrial Devel.
                    Board (Champion International
                    Corp.)                                 5.750          11/01/2027   11/01/2009 1           189,394
----------------------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Alabama Continued
$     135,000       Courtland, AL Industrial Devel.
                    Board (Champion International
                    Corp.)                                 6.000%         08/01/2029   08/01/2011 1       $     140,472
------------------------------------------------------------------------------------------------------------------------
    2,000,000       Courtland, AL Industrial Devel.
                    Board (Champion International
                    Corp.)                                 6.150          06/01/2019   06/01/2007 1           2,045,900
------------------------------------------------------------------------------------------------------------------------
      365,000       Courtland, AL Industrial Devel.
                    Board (Champion International
                    Corp.)                                 6.500          09/01/2025   09/01/2007 1             374,530
------------------------------------------------------------------------------------------------------------------------
    1,260,000       Courtland, AL Industrial Devel.
                    Board (Champion International
                    Corp.), Series A                       6.375          03/01/2029   09/01/2005 1           1,271,340
------------------------------------------------------------------------------------------------------------------------
    3,175,000       Fairfield, AL Industrial Devel.
                    Board (USX Corp.)                      6.700          12/01/2024   12/01/2005 1           3,256,280
------------------------------------------------------------------------------------------------------------------------
        5,000       Huntsville, AL Industrial Devel.
                    Board (Coltec Industries)              9.875          10/01/2010   10/01/2005 1               5,007
------------------------------------------------------------------------------------------------------------------------
       30,000       Jasper, AL Medical Clinic Board
                    (Walker Regional Medical Center)       6.400          07/01/2011   07/01/2005 1              30,230
------------------------------------------------------------------------------------------------------------------------
       15,000       Montgomery, AL Medical Clinic
                    Board (Jackson Hospital & Clinic)      6.000          03/01/2026   03/01/2006 1              15,582
------------------------------------------------------------------------------------------------------------------------
       60,000       Montgomery, AL Medical Clinic
                    Board Health Care                      7.000          03/01/2015   09/01/2005 1              60,150
------------------------------------------------------------------------------------------------------------------------
      195,000       Montgomery, AL Medical Clinic
                    Board Health Care                      7.375          03/01/2006   12/01/2005 1             195,437
------------------------------------------------------------------------------------------------------------------------
       25,000       Parrish, AL Industrial Devel.
                    Board Pollution Control (Alabama
                    Power Company)                         5.500          01/01/2024   01/01/2006 1              25,049
------------------------------------------------------------------------------------------------------------------------
   15,000,000       Phenix City, AL Industrial
                    Devel. Board (Meadwestvaco)            6.350          05/15/2035   05/15/2012 1          16,316,550
------------------------------------------------------------------------------------------------------------------------
       65,000       Tuskegee, AL GO Warrants               5.875          03/01/2008   09/01/2005 1              65,091
------------------------------------------------------------------------------------------------------------------------
      775,000       Tuskegee, AL GO Warrants               7.000          01/01/2021   01/01/2006 1             781,510
                                                                                                          --------------
                                                                                                             32,286,823
------------------------------------------------------------------------------------------------------------------------
Alaska--1.4%
      140,000       AK HFC, Series A                       5.875          12/01/2030   12/01/2007 1             144,248
------------------------------------------------------------------------------------------------------------------------
    4,860,000       AK HFC, Series A                       6.000          06/01/2027   06/01/2007 1           5,137,506
------------------------------------------------------------------------------------------------------------------------
      415,000       AK HFC, Series A-1                     5.500          12/01/2017   12/01/2007 1             429,330
------------------------------------------------------------------------------------------------------------------------
       15,000       AK HFC, Series A-2                     5.900          06/01/2014   12/01/2009 1              15,599
------------------------------------------------------------------------------------------------------------------------
       50,000       AK HFC, Series C                       5.800          06/01/2029   06/01/2010 1              51,559
------------------------------------------------------------------------------------------------------------------------
    7,260,000       AK Northern Tobacco
                    Securitization Corp. (TASC)            5.500          06/01/2029   06/01/2011 1           7,387,921
------------------------------------------------------------------------------------------------------------------------
       25,000       AK Northern Tobacco
                    Securitization Corp. (TASC)            6.200          06/01/2022   06/19/2008 2              26,293
------------------------------------------------------------------------------------------------------------------------
    6,345,000       AK Northern Tobacco
                    Securitization Corp. (TASC)            6.500          06/01/2031   06/01/2010 1           6,684,584
------------------------------------------------------------------------------------------------------------------------
       30,000       AK Student Loan Corp.                  5.750          07/01/2014   07/01/2007 1              31,517
------------------------------------------------------------------------------------------------------------------------
       75,000       Anchorage, AK Electric Utility,
                    Series B                               5.500          02/01/2026   02/01/2006 1              77,095
                                                                                                          --------------
                                                                                                             19,985,652
------------------------------------------------------------------------------------------------------------------------
Arizona--1.0%
       50,000       El Mirage, AZ COP 5                    6.900          08/01/2015   08/01/2005 1              50,585
------------------------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Arizona Continued
$   2,520,000       Hassayampa, AZ Community
                    Facilities District (Hassayampa
                    Village Community)                     7.750%         07/01/2021   07/01/2006 1       $   2,721,348
------------------------------------------------------------------------------------------------------------------------
    1,365,000       Litchfield, AZ Park Community
                    Facility District                      6.375          07/15/2026   07/15/2012 1           1,461,983
------------------------------------------------------------------------------------------------------------------------
    1,870,000       Maricopa County, AZ IDA
                    (Christian Care Mesa II)               6.000          01/01/2014   07/01/2011 2           1,898,574
------------------------------------------------------------------------------------------------------------------------
      100,000       Maricopa County, AZ IDA (Sun
                    King Apartments)                       5.875          11/01/2008   08/12/2007 3              96,449
------------------------------------------------------------------------------------------------------------------------
       60,000       Mesa, AZ IDA (Mesa Student Hsg.)       6.000          07/01/2025   07/01/2011 1              66,095
------------------------------------------------------------------------------------------------------------------------
      985,000       Phoenix, AZ IDA (Christian Care
                    Retirement Apartments)                 6.250          01/01/2016   07/01/2005 1           1,017,032
------------------------------------------------------------------------------------------------------------------------
    4,525,000       Phoenix, AZ IDA (Christian Care
                    Retirement Apartments)                 6.500          01/01/2026   07/01/2008 1           4,672,108
------------------------------------------------------------------------------------------------------------------------
       15,000       Pima County, AZ Junior College
                    District                               7.000          07/01/2009   07/01/2005 1              15,600
------------------------------------------------------------------------------------------------------------------------
       10,000       Scottsdale, AZ IDA (Scottsdale
                    Memorial Hospital)                     5.250          09/01/2018   09/01/2005 1              10,036
------------------------------------------------------------------------------------------------------------------------
       25,000       Sierra Vista, AZ Municipal
                    Property Corp.                         6.150          01/01/2015   01/01/2006 1              25,320
------------------------------------------------------------------------------------------------------------------------
    1,750,000       Verrado, AZ Community Facilities
                    District                               6.500          07/15/2027   07/15/2013 1           1,942,185
                                                                                                          --------------
                                                                                                             13,977,315
------------------------------------------------------------------------------------------------------------------------
Arkansas--0.1%
       10,000       AR Devel. Finance Authority,
                    Series B                               5.800          01/01/2023   07/01/2009 1              10,338
------------------------------------------------------------------------------------------------------------------------
       30,000       AR Devel. Finance Authority,
                    Series H                               6.100          07/01/2030   01/01/2009 1              31,073
------------------------------------------------------------------------------------------------------------------------
       85,000       Jefferson County, AR Pollution
                    Control (Energy Arkansas)              5.600          10/01/2017   12/01/2005 1              85,111
------------------------------------------------------------------------------------------------------------------------
       40,000       Pope County, AR Pollution
                    Control (Arkansas Power & Light
                    Company)                               6.300          12/01/2016   12/01/2005 1              40,516
------------------------------------------------------------------------------------------------------------------------
      230,000       Pope County, AR Pollution
                    Control (Arkansas Power & Light
                    Company)                               6.300          11/01/2020   11/01/2005 1             233,795
------------------------------------------------------------------------------------------------------------------------
      875,000       Warren, AR Solid Waste Disposal
                    (Potlatch Corp.)                       7.500          08/01/2013   08/01/2005 1             876,278
                                                                                                          --------------
                                                                                                              1,277,111
------------------------------------------------------------------------------------------------------------------------
California--10.1%
       15,000       Berkeley, CA Joint Powers
                    Financing Authority                    6.000          09/01/2018   09/01/2005 1              15,023
------------------------------------------------------------------------------------------------------------------------
    2,895,000       CA County Tobacco Securitization
                    Agency (TASC)                          5.500          06/01/2033   06/01/2012 1           2,953,218
------------------------------------------------------------------------------------------------------------------------
    3,740,000       CA County Tobacco Securitization
                    Agency (TASC)                          5.750          06/01/2029   12/01/2012 2           3,869,067
------------------------------------------------------------------------------------------------------------------------
    1,175,000       CA County Tobacco Securitization
                    Agency (TASC)                          5.750          06/01/2030   06/04/2012 2           1,215,549
------------------------------------------------------------------------------------------------------------------------
    2,770,000       CA County Tobacco Securitization
                    Agency (TASC)                          5.875          06/01/2027   06/01/2012 1           2,877,365
------------------------------------------------------------------------------------------------------------------------
    2,400,000       CA County Tobacco Securitization
                    Agency (TASC)                          5.875          06/01/2043   06/01/2012 1           2,483,856
------------------------------------------------------------------------------------------------------------------------
    5,615,000       CA County Tobacco Securitization
                    Agency (TASC)                          6.000          06/01/2029   06/01/2012 1           5,889,574
------------------------------------------------------------------------------------------------------------------------


3               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
California Continued
$   5,000,000       CA Department of Water Resources
                    DRIVERS 5                              7.661% 6       05/01/2019   05/01/2012 1       $   5,858,450
------------------------------------------------------------------------------------------------------------------------
    2,500,000       CA Golden State Tobacco
                    Securitization Corp.                   5.750          06/01/2021   06/01/2008 1           2,700,550
------------------------------------------------------------------------------------------------------------------------
   17,335,000       CA Golden State Tobacco
                    Securitization Corp.                   6.250          06/01/2033   09/11/2012 2          18,967,957
------------------------------------------------------------------------------------------------------------------------
      360,000       CA Golden State Tobacco
                    Securitization Corp.                   6.625          06/01/2040   06/01/2013 1             402,091
------------------------------------------------------------------------------------------------------------------------
    4,940,000       CA Golden State Tobacco
                    Securitization Corp.                   6.750          06/01/2039   06/01/2013 1           5,564,712
------------------------------------------------------------------------------------------------------------------------
    3,450,000       CA Golden State Tobacco
                    Securitization Corp.                   7.800          06/01/2042   06/01/2013 1           4,141,380
------------------------------------------------------------------------------------------------------------------------
    7,350,000       CA Golden State Tobacco
                    Securitization Corp.                   7.900          06/01/2042   06/01/2013 1           8,871,009
------------------------------------------------------------------------------------------------------------------------
    1,200,000       CA Golden State Tobacco
                    Securitization Corp. (TASC)            7.875          06/01/2042   06/01/2013 1           1,446,372
------------------------------------------------------------------------------------------------------------------------
      190,000       CA Golden State Tobacco
                    Securitization Corp. (TASC)            7.875          06/01/2042   06/01/2013 1             228,800
------------------------------------------------------------------------------------------------------------------------
    2,665,000       CA Golden State Tobacco
                    Securitization Corp. RITES 5          11.647 6        06/01/2022   06/01/2008 1           3,287,784
------------------------------------------------------------------------------------------------------------------------
    3,830,000       CA Golden State Tobacco
                    Securitization Corp. RITES 5          11.647 6        06/01/2023   06/01/2008 1           4,691,597
------------------------------------------------------------------------------------------------------------------------
    3,000,000       CA Pollution Control Financing
                    Authority (Southern California
                    Edison Company)                        6.400          12/01/2024   12/01/2005 1           3,046,500
------------------------------------------------------------------------------------------------------------------------
    6,000,000       CA Public Works (Department of
                    Corrections)                           5.500          01/01/2017   01/01/2006 1           6,201,600
------------------------------------------------------------------------------------------------------------------------
    1,145,000       CA Public Works (Department of
                    Corrections-State Prison)              5.500          06/01/2019   12/01/2005 1           1,157,755
------------------------------------------------------------------------------------------------------------------------
    1,000,000       CA Statewide CDA (East Valley
                    Tourist)                              11.000          10/01/2020   03/01/2007 2           1,032,460
------------------------------------------------------------------------------------------------------------------------
    3,150,000       CA Statewide CDA (Fairfield
                    Apartments)                            6.500          01/01/2016   10/10/2011 2           3,223,364
------------------------------------------------------------------------------------------------------------------------
    3,200,000       CA Statewide CDA COP
                    (Cedars-Sinai Medical Center)
                    INFLOS 5                               8.184 6        11/01/2015   11/01/2005 1           3,231,488
------------------------------------------------------------------------------------------------------------------------
      100,000       CA Statewide CDA COP
                    (Cedars-Sinai Medical Center)
                    PARS & INFLOS                          5.400 7        11/01/2015   11/01/2005 1             100,492
------------------------------------------------------------------------------------------------------------------------
    2,500,000       Chula Vista, CA Redevel. Agency
                    (Bayfront)                             7.625          09/01/2024   09/01/2005 1           2,561,875
------------------------------------------------------------------------------------------------------------------------
      450,000       Coalinga, CA Regional Medical
                    Center COP                             5.000          09/01/2014   02/03/2010 3             454,190
------------------------------------------------------------------------------------------------------------------------
    3,000,000       Kern County, CA Hsg. Authority
                    (Pioneer Pines)                        6.150          10/20/2043   10/20/2012 1           3,346,140
------------------------------------------------------------------------------------------------------------------------
    3,750,000       Lake Elsinore, CA Public
                    Financing Authority, Series F          7.100          09/01/2020   09/01/2007 1           4,067,063
------------------------------------------------------------------------------------------------------------------------
      150,000       Los Angeles, CA Harbor, Series B       5.375          11/01/2015   11/01/2006 1             155,309
------------------------------------------------------------------------------------------------------------------------
      230,000       Los Angeles, CA Regional
                    Airports Improvement Corp.
                    (Delta-Continental Airlines)           9.250          08/01/2024   08/01/2005 1             232,367
------------------------------------------------------------------------------------------------------------------------


4               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
California Continued
$   2,125,000       Northern CA Tobacco
                    Securitization Authority (TASC),
                    Series A                               5.250%         06/01/2031   06/01/2011 1       $   2,135,625
------------------------------------------------------------------------------------------------------------------------
      250,000       Northern CA Tobacco
                    Securitization Authority (TASC),
                    Series B                               5.000          06/01/2028   04/28/2010 2             252,105
------------------------------------------------------------------------------------------------------------------------
    1,800,000       Oakland, CA GO                         6.000          06/15/2022   12/15/2005 1           1,803,186
------------------------------------------------------------------------------------------------------------------------
      500,000       Riverside County, CA Public
                    Financing Authority COP                5.750          05/15/2019   05/15/2009 1             525,830
------------------------------------------------------------------------------------------------------------------------
    2,750,000       Sacramento, CA Power Authority
                    (Cogeneration)                         6.000          07/01/2022   07/01/2006 1           2,897,098
------------------------------------------------------------------------------------------------------------------------
      600,000       Sacramento, CA Special Tax
                    (Community Facilities District
                    No. 97-1)                              6.750          09/01/2027   09/01/2005 1             615,228
------------------------------------------------------------------------------------------------------------------------
    6,000,000       Santa Rosa, CA Rancheria Tachi
                    Yokut Tribe Enterprise                 6.125          03/01/2013   04/06/2011 3           6,046,440
------------------------------------------------------------------------------------------------------------------------
   20,455,000       Southern CA Tobacco
                    Securitization Authority (TASC)        5.500          06/01/2036   06/01/2012 1          20,866,350
                                                                                                          --------------
                                                                                                            139,416,819
------------------------------------------------------------------------------------------------------------------------
Colorado--1.4%
    1,825,000       Adams County, CO Hsg. Authority
                    (Aztec Villa Apts.)                    5.850          12/01/2027   12/01/2009 1           1,903,548
------------------------------------------------------------------------------------------------------------------------
      320,000       Adams County, CO Pollution
                    Control, Series A                      5.875          04/01/2014   10/01/2005 1             323,309
------------------------------------------------------------------------------------------------------------------------
       15,000       Boulder County, CO Multifamily
                    Hsg. (Legacy Apartments)               6.100          11/20/2025   11/20/2005 1              15,375
------------------------------------------------------------------------------------------------------------------------
       90,000       CO Health Facilities Authority
                    (Northern Colorado Medical
                    Center)                                6.000          05/15/2020   11/15/2005 1              90,220
------------------------------------------------------------------------------------------------------------------------
      780,000       CO Hsg. & Finance Authority
                    (Single Family)                        0.000 8        11/01/2029   05/01/2010 1             207,644
------------------------------------------------------------------------------------------------------------------------
      570,000       CO Hsg. & Finance Authority
                    (Single Family)                        6.450          04/01/2030   04/01/2009 1             606,263
------------------------------------------------------------------------------------------------------------------------
    3,970,000       CO Hsg. & Finance Authority
                    (Single Family)                        6.800          04/01/2030   04/01/2016 1           4,186,643
------------------------------------------------------------------------------------------------------------------------
       12,000       CO Hsg. & Finance Authority,
                    Series A                               7.400          11/01/2027   11/01/2005 2              12,149
------------------------------------------------------------------------------------------------------------------------
       25,000       CO Hsg. & Finance Authority,
                    Series A-4                             6.250          10/01/2013   10/01/2005 1              25,243
------------------------------------------------------------------------------------------------------------------------
      500,000       CO Hsg. & Finance Authority,
                    Series B-2                             6.400          10/01/2027   04/01/2006 1             520,720
------------------------------------------------------------------------------------------------------------------------
      185,000       CO Hsg. & Finance Authority,
                    Series C-2                             6.875          11/01/2028   09/01/2005 2             187,220
------------------------------------------------------------------------------------------------------------------------
      510,000       CO Hsg. & Finance Authority,
                    Series D-2                             6.350          11/01/2029   11/01/2015 1             522,128
------------------------------------------------------------------------------------------------------------------------
      255,000       Denver, CO City & County Airport       5.600          11/15/2020   11/15/2006 1             262,472
------------------------------------------------------------------------------------------------------------------------
      520,000       Denver, CO City & County Airport       5.600          11/15/2025   11/15/2006 1             529,490
------------------------------------------------------------------------------------------------------------------------
      295,000       Denver, CO City & County Airport       5.700          11/15/2025   11/15/2005 1             303,605
------------------------------------------------------------------------------------------------------------------------
       90,000       Denver, CO City & County Airport       5.750          11/15/2015   11/15/2006 1              95,009
------------------------------------------------------------------------------------------------------------------------
      140,000       Denver, CO City & County Airport       5.750          11/15/2017   11/15/2005 1             144,081
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Denver, CO City & County Airport
                    RITES 5                                9.445 6        11/15/2014   11/15/2010 1           1,224,730
------------------------------------------------------------------------------------------------------------------------


5               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Colorado Continued
$   1,500,000       Denver, CO City & County Airport
                    RITES 5                                9.445% 6       11/15/2015   11/15/2010 1       $   1,840,350
------------------------------------------------------------------------------------------------------------------------
    1,500,000       Denver, CO City & County Airport
                    RITES 5                                9.445 6        11/15/2016   11/15/2010 1           1,840,350
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Denver, CO City & County Airport
                    RITES 5                                9.445 6        11/15/2018   11/15/2010 1           1,221,750
------------------------------------------------------------------------------------------------------------------------
    2,560,000       Denver, CO West Metropolitan
                    District                               6.500          06/01/2016   12/01/2006 1           2,708,019
------------------------------------------------------------------------------------------------------------------------
       60,000       Morgan County, CO Pollution
                    Control (Public Service Company
                    of Colorado)                           5.500          06/01/2012   12/01/2005 1              60,140
------------------------------------------------------------------------------------------------------------------------
       50,000       Pueblo County, CO School
                    District COP                           5.375          12/01/2010   12/01/2005 1              50,568
------------------------------------------------------------------------------------------------------------------------
      500,000       Southlands, CO Medical District        6.750          12/01/2016   12/01/2014 1             553,385
                                                                                                          --------------
                                                                                                             19,434,411
------------------------------------------------------------------------------------------------------------------------
Connecticut--0.7%
       65,000       CT Devel Authority (Bridgeport
                    Hydraulic Company)                     6.000          09/01/2036   09/01/2006 1              68,460
------------------------------------------------------------------------------------------------------------------------
       60,000       CT Devel. Authority (Bridgeport
                    Hydraulic Company)                     6.000          09/01/2036   09/01/2006 1              63,194
------------------------------------------------------------------------------------------------------------------------
    2,000,000       CT Devel. Authority Airport
                    Facility (Learjet)                     7.950          04/01/2026   10/01/2014 1           2,397,220
------------------------------------------------------------------------------------------------------------------------
       20,000       CT Devel. Authority Pollution
                    Control (Connecticut Light &
                    Power Company)                         5.950          09/01/2028   10/01/2008 1              21,561
------------------------------------------------------------------------------------------------------------------------
      165,000       CT Devel. Authority Water
                    Facilities (Bridgeport Hydraulic
                    Corp.)                                 5.500          06/01/2028   12/01/2005 1             165,322
------------------------------------------------------------------------------------------------------------------------
      195,000       CT Devel. Authority Water
                    Facilities (Bridgeport Hydraulic
                    Corp.)                                 5.600          06/01/2028   12/01/2005 1             195,369
------------------------------------------------------------------------------------------------------------------------
      100,000       CT H&EFA (Bridgeport Hospital)         5.375          07/01/2025   07/01/2006 1             104,087
------------------------------------------------------------------------------------------------------------------------
       20,000       CT H&EFA (Greenwich Hospital
                    Association)                           5.800          07/01/2026   07/01/2006 1              20,915
------------------------------------------------------------------------------------------------------------------------
      100,000       CT H&EFA (Mansfield Nursing)           5.875          11/01/2012   11/01/2005 1             101,024
------------------------------------------------------------------------------------------------------------------------
      995,000       CT H&EFA (New Britain General
                    Hospital), Series B                    6.000          07/01/2024   07/01/2005 1           1,007,418
------------------------------------------------------------------------------------------------------------------------
       30,000       CT H&EFA, Series E                     6.500          07/01/2014   07/01/2005 1              30,882
------------------------------------------------------------------------------------------------------------------------
       45,000       CT HFA                                 6.000          11/15/2027   11/15/2008 1              46,596
------------------------------------------------------------------------------------------------------------------------
       20,000       CT HFA, Series G                       5.950          11/15/2017   11/15/2008 1              20,725
------------------------------------------------------------------------------------------------------------------------
    1,560,000       CT Resource Recovery Authority
                    (Browning-Ferris Industries)           6.450          11/15/2022   11/15/2006 1           1,591,980
------------------------------------------------------------------------------------------------------------------------
    2,930,000       Eastern CT Resource Recovery
                    Authority Solid Waste
                    (Wheelabrator Lisbon)                  5.500          01/01/2020   07/01/2005 1           2,937,911
------------------------------------------------------------------------------------------------------------------------
       40,000       Hartford, CT Redevel. Agency
                    (Underwood)                           10.000          02/01/2025   08/01/2005 1              40,408
------------------------------------------------------------------------------------------------------------------------
      600,000       Mashantucket, CT Western Pequot
                    Tribe, Series B                        5.600          09/01/2009   09/01/2007 1             639,222
                                                                                                          --------------
                                                                                                              9,452,294


6               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Delaware--0.1%
$      25,000       DE Economic Devel. Authority
                    (General Motors Corp.)                 5.600%         04/01/2009   04/01/2009         $      24,926
------------------------------------------------------------------------------------------------------------------------
    1,080,000       DE Economic Devel. Authority
                    (Student Hsg.-University
                    Courtyard)                             5.750          08/01/2014   08/01/2010 1           1,183,194
------------------------------------------------------------------------------------------------------------------------
      250,000       DE Economic Devel. Authority
                    (United Waterworks)                    6.200          06/01/2025   12/01/2005 1             255,613
------------------------------------------------------------------------------------------------------------------------
       25,000       DE Hsg. Authority (Multifamily
                    Mtg.)                                  7.375          01/01/2015   07/01/2005 1              25,047
------------------------------------------------------------------------------------------------------------------------
       15,000       DE Hsg. Authority (Single Family
                    Mtg.)                                  6.050          07/01/2028   07/01/2009 1              15,179
------------------------------------------------------------------------------------------------------------------------
       20,000       Sussex County, DE Wastewater
                    (Rehoboth Expansion)                   5.500          06/15/2025   12/15/2005 1              20,214
                                                                                                          --------------
                                                                                                              1,524,173
------------------------------------------------------------------------------------------------------------------------
District of Columbia--0.8%
       40,000       District of Columbia (American
                    University)                            5.625          10/01/2026   10/01/2006 1              41,574
------------------------------------------------------------------------------------------------------------------------
    5,000,000       District of Columbia (Carnegie
                    Endowment)                             5.750          11/15/2026   05/15/2006 1           5,208,850
------------------------------------------------------------------------------------------------------------------------
      530,000       District of Columbia HFA (Single
                    Family), Series A                      6.850          06/01/2031   06/01/2010 1             555,753
------------------------------------------------------------------------------------------------------------------------
       35,000       District of Columbia HFA (Single
                    Family), Series B                      5.900          12/01/2028   06/01/2009 1              35,378
------------------------------------------------------------------------------------------------------------------------
    1,980,000       District of Columbia Tobacco
                    Settlement Financing Corp.             6.250          05/15/2024   11/15/2011 2           2,103,750
------------------------------------------------------------------------------------------------------------------------
    2,585,000       District of Columbia Tobacco
                    Settlement Financing Corp.             6.750          05/15/2040   05/15/2011 1           2,851,410
------------------------------------------------------------------------------------------------------------------------
       95,000       Metropolitan Washington D.C.
                    Airport Authority, Series B            5.500          10/01/2023   10/01/2009 1              98,414
                                                                                                          --------------
                                                                                                             10,895,129
------------------------------------------------------------------------------------------------------------------------
Florida--7.9%
       20,000       Altamonte Springs, FL Health
                    Facilities (Adventist Health
                    System/Sunbelt)                        5.375          11/15/2023   11/15/2005 1              20,166
------------------------------------------------------------------------------------------------------------------------
    3,875,000       Arbor Greene, FL Community
                    Devel. District Special
                    Assessment                             7.600          05/01/2018   11/01/2005 1           4,051,003
------------------------------------------------------------------------------------------------------------------------
       30,000       Bay County, FL Water System            6.250          09/01/2014   09/01/2005 1              30,090
------------------------------------------------------------------------------------------------------------------------
      950,000       Bonnet Creek, FL Resort
                    Community Devel. District
                    Special Assessment                     7.125          05/01/2012   01/10/2010 3           1,027,169
------------------------------------------------------------------------------------------------------------------------
       35,000       Brevard County, FL Industrial
                    Devel. (The Kroger Company)            7.250          01/01/2009   07/01/2005 1              36,281
------------------------------------------------------------------------------------------------------------------------
    2,400,000       Brooks of Bonita Springs, FL
                    Community Devel. District,
                    Series A                               6.200          05/01/2019   05/01/2006 1           2,505,792
------------------------------------------------------------------------------------------------------------------------
    2,000,000       Broward County, FL Airport
                    Facilities (Learjet)                   7.500          11/01/2020   11/01/2014 1           2,293,280
------------------------------------------------------------------------------------------------------------------------
       15,000       Broward County, FL HFA Single
                    Family Mtg., Series A                  6.200          04/01/2030   04/01/2009 1              15,614
------------------------------------------------------------------------------------------------------------------------
       60,000       Broward County, FL Professional
                    Sports Facilities (Civic Arena)        5.625          09/01/2028   09/01/2006 1              62,317
------------------------------------------------------------------------------------------------------------------------
       25,000       Charlotte County, FL Utilities         5.625          10/01/2021   10/01/2006 1              26,284
------------------------------------------------------------------------------------------------------------------------
      185,000       Clay County, FL Hsg. Finance
                    Authority (Single Family Mtg.)         6.550          03/01/2028   03/01/2007 1             189,348
------------------------------------------------------------------------------------------------------------------------

7               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Florida Continued
$   4,845,000       Collier County, FL IDA (Allete)        6.500%         10/01/2025   01/01/2006 1       $   5,099,508
------------------------------------------------------------------------------------------------------------------------
    3,400,000       Concorde Estates, FL Community
                    Devel. District                        5.000          05/01/2011   05/01/2007 3           3,431,450
------------------------------------------------------------------------------------------------------------------------
      150,000       Dade County, FL Aviation (Miami
                    International Airport)                 5.750          10/01/2015   10/01/2005 1             153,912
------------------------------------------------------------------------------------------------------------------------
       25,000       Dade County, FL Aviation (Miami
                    International Airport)                 5.750          10/01/2025   10/01/2005 1              25,654
------------------------------------------------------------------------------------------------------------------------
    1,090,000       Dade County, FL Aviation (Miami
                    International Airport)                 5.750          10/01/2026   10/01/2008 1           1,144,751
------------------------------------------------------------------------------------------------------------------------
    5,535,000       Dade County, FL Aviation (Miami
                    International Airport)                 6.000          10/01/2024   10/01/2005 1           5,682,785
------------------------------------------------------------------------------------------------------------------------
    2,255,000       Dade County, FL Aviation, Series
                    A                                      5.750          10/01/2011   10/01/2006 1           2,370,997
------------------------------------------------------------------------------------------------------------------------
       25,000       Dade County, FL Educational
                    Facilities Authority (University
                    of Miami)                              5.750          04/01/2020   04/01/2006 1              26,033
------------------------------------------------------------------------------------------------------------------------
       20,000       Dade County, FL Educational
                    Facilities Authority (University
                    of Miami)                              5.750          04/01/2020   04/01/2006 1              20,826
------------------------------------------------------------------------------------------------------------------------
       20,000       Dade County, FL Health
                    Facilities Authority (Baptist
                    Hospital of Miami)                     5.250          05/15/2013   11/15/2005 1              20,040
------------------------------------------------------------------------------------------------------------------------
    1,350,000       Dade County, FL Seaport                5.750          10/01/2015   10/01/2005 1           1,386,896
------------------------------------------------------------------------------------------------------------------------
       45,000       Dade County, FL Water & Sewer
                    System                                 5.500          10/01/2025   10/01/2005 1              46,156
------------------------------------------------------------------------------------------------------------------------
      120,000       Dade County, FL Water & Sewer
                    System                                 5.500          10/01/2025   10/01/2005 1             123,082
------------------------------------------------------------------------------------------------------------------------
      115,000       Dade County, FL Water & Sewer
                    System                                 5.750          10/01/2022   10/01/2005 1             118,127
------------------------------------------------------------------------------------------------------------------------
       15,000       Duval County, FL HFA (Single
                    Family Mtg.)                           5.950          04/01/2030   04/01/2009 1              15,579
------------------------------------------------------------------------------------------------------------------------
      120,000       Edgewater, FL Water & Sewer            5.500          10/01/2021   10/01/2005 1             120,744
------------------------------------------------------------------------------------------------------------------------
      135,000       Escambia County, FL Health
                    Facilities Authority                   5.950          07/01/2020   07/01/2020               136,524
------------------------------------------------------------------------------------------------------------------------
       60,000       Escambia County, FL Health
                    Facilities Authority (Baptist
                    Manor)                                 5.125          10/01/2019   10/01/2010 1              61,908
------------------------------------------------------------------------------------------------------------------------
       15,000       Escambia County, FL HFA
                    (Multi-County)                         6.400          10/01/2030   04/01/2010 1              15,126
------------------------------------------------------------------------------------------------------------------------
       15,000       Escambia County, FL HFA
                    (Multi-County), Series A               6.100          04/01/2030   04/01/2007 1              15,611
------------------------------------------------------------------------------------------------------------------------
       75,000       Escambia County, FL HFA, Series C      5.875          10/01/2028   10/01/2008 1              77,483
------------------------------------------------------------------------------------------------------------------------
      255,000       Escambia County, FL Pollution
                    Control (Champion International
                    Corp.)                                 5.875          06/01/2022   12/01/2005 1             256,561
------------------------------------------------------------------------------------------------------------------------
      320,000       Escambia County, FL Pollution
                    Control (Champion International
                    Corp.)                                 6.400          09/01/2030   09/01/2008 1             333,050
------------------------------------------------------------------------------------------------------------------------
       45,000       Escambia County, FL School Board
                    COP                                    5.500          02/01/2016   02/01/2006 1              46,580
------------------------------------------------------------------------------------------------------------------------
    3,065,000       Fiddlers Creek, FL Community
                    Devel. District                        5.800          05/01/2021   05/01/2010 1           3,222,265
------------------------------------------------------------------------------------------------------------------------


8               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Florida Continued
$      25,000       FL Agriculture & Mechanical
                    University (Student Apts.)             5.625%         07/01/2021   07/01/2006 1       $      25,893
------------------------------------------------------------------------------------------------------------------------
    4,665,000       FL Capital Trust Agency
                    (Seminole Tribe Convention)            6.000          10/01/2017   10/01/2012 1           5,109,155
------------------------------------------------------------------------------------------------------------------------
    6,495,000       FL Gateway Services Community
                    Devel. District Special
                    Assessment (Sun City Center)           5.500          05/01/2010   08/15/2005 3           6,562,483
------------------------------------------------------------------------------------------------------------------------
       40,000       FL HFA                                 5.750          07/01/2017   07/01/2009 1              41,322
------------------------------------------------------------------------------------------------------------------------
      125,000       FL HFA                                 6.300          09/01/2036   09/01/2006 1             129,276
------------------------------------------------------------------------------------------------------------------------
       20,000       FL HFA                                 6.350          07/01/2028   01/01/2007 1              20,832
------------------------------------------------------------------------------------------------------------------------
       25,000       FL HFA (Driftwood Terrace)             7.650          12/20/2031   12/20/2005 1              25,803
------------------------------------------------------------------------------------------------------------------------
       40,000       FL HFA (Holly Cove Apartments)         6.250          10/01/2035   10/01/2007 1              40,918
------------------------------------------------------------------------------------------------------------------------
       25,000       FL HFA (Indian Run Apartments)         6.100          12/01/2026   12/01/2008 1              25,914
------------------------------------------------------------------------------------------------------------------------
       15,000       FL HFA (Landings at Sea Forest)        5.850          12/01/2018   12/01/2008 1              15,524
------------------------------------------------------------------------------------------------------------------------
       25,000       FL HFA (Landings at Sea Forest)        6.050          12/01/2036   12/01/2007 1              25,855
------------------------------------------------------------------------------------------------------------------------
      205,000       FL HFA (Landings Boot Ranch)           6.100          11/01/2035   05/01/2006 1             214,139
------------------------------------------------------------------------------------------------------------------------
       20,000       FL HFA (Mariner Club
                    Apartments), Series K-1                6.375          09/01/2036   09/01/2008 1              20,699
------------------------------------------------------------------------------------------------------------------------
      480,000       FL HFA (Multifamily Hsg.),
                    Series I                               6.500          07/01/2016   04/19/2013 3             475,363
------------------------------------------------------------------------------------------------------------------------
      620,000       FL HFA (Multifamily Hsg.),
                    Series I                               6.625          07/01/2028   07/09/2023 3             595,312
------------------------------------------------------------------------------------------------------------------------
       50,000       FL HFA (Riverfront Apartments)         6.200          04/01/2027   04/01/2007 1              52,159
------------------------------------------------------------------------------------------------------------------------
       50,000       FL HFA (Sterling Palms
                    Apartments)                            6.400          12/01/2026   05/01/2006 1              51,945
------------------------------------------------------------------------------------------------------------------------
       10,000       FL HFA (Stoddert Arms Apartments)      5.900          09/01/2010   09/01/2006 1              10,376
------------------------------------------------------------------------------------------------------------------------
       75,000       FL HFA (Stoddert Arms Apartments)      6.300          09/01/2036   09/01/2006 1              77,584
------------------------------------------------------------------------------------------------------------------------
       15,000       FL HFA (Windchase Apartments),
                    Series C                               5.900          12/01/2027   06/01/2009 1              15,579
------------------------------------------------------------------------------------------------------------------------
      195,000       FL HFA (Worthington Apartments)        6.050          12/01/2025   12/01/2007 1             199,838
------------------------------------------------------------------------------------------------------------------------
       15,000       FL HFA, Series 3                       6.200          07/01/2016   01/01/2009 1              15,563
------------------------------------------------------------------------------------------------------------------------
       10,000       FL HFA, Series 3                       6.300          07/01/2024   01/01/2007 1              10,423
------------------------------------------------------------------------------------------------------------------------
       25,000       FL HFA, Series A                       6.400          06/01/2024   12/01/2005 1              25,306
------------------------------------------------------------------------------------------------------------------------
       20,000       FL HFC                                 5.900          07/01/2021   07/01/2009 1              20,704
------------------------------------------------------------------------------------------------------------------------
       50,000       FL HFC (Grande Court Boggy Creek)      5.000          09/01/2021   09/01/2012 1              51,778
------------------------------------------------------------------------------------------------------------------------
       15,000       FL HFC (Hampton Court Apartments)      5.600          03/01/2032   03/01/2011 1              15,571
------------------------------------------------------------------------------------------------------------------------
      455,000       FL HFC (Sunset Place)                  5.500          10/01/2009   07/15/2008 3             455,883
------------------------------------------------------------------------------------------------------------------------
       30,000       FL HFC (Winterlakes Sanctuary),
                    Series H-1                             6.000          09/01/2032   09/01/2011 1              31,772
------------------------------------------------------------------------------------------------------------------------
       10,000       FL Hsg. Finance Agency                 6.350          07/01/2028   01/01/2009 1              10,148
------------------------------------------------------------------------------------------------------------------------
       10,000       FL Hsg. Finance Corp.                  5.950          01/01/2032   01/01/2010 1              10,506
------------------------------------------------------------------------------------------------------------------------
       15,000       FL Hsg. Finance Corp. (Seminole
                    Ridge Apartments)                      6.000          10/01/2029   10/01/2009 1              16,010
------------------------------------------------------------------------------------------------------------------------
       15,000       FL Hsg. Finance Corp. (Woodridge
                    Apartments)                            6.000          10/01/2039   10/01/2009 1              15,947
------------------------------------------------------------------------------------------------------------------------
       50,000       FL Ports Financing Commission          5.375          06/01/2016   06/01/2007 1              52,703
------------------------------------------------------------------------------------------------------------------------
      170,000       FL Ports Financing Commission          5.375          06/01/2027   06/01/2007 1             177,276
------------------------------------------------------------------------------------------------------------------------



9               |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Florida Continued
$   2,025,000       FL Village Community Devel.
                    District No. 5 Special
                    Assessment, Series B                   5.000%         05/01/2008   07/01/2005 3       $   2,042,334
------------------------------------------------------------------------------------------------------------------------
    2,695,000       Herons Glen, FL Recreation
                    District Special Assessment            5.900          05/01/2019   05/01/2010 1           2,780,917
------------------------------------------------------------------------------------------------------------------------
    2,000,000       Herons Glen, FL Recreation
                    District Special Assessment            6.000          05/01/2029   05/01/2010 1           2,065,580
------------------------------------------------------------------------------------------------------------------------
    1,555,000       Hillsborough County, FL Aviation
                    Authority (Tampa International
                    Airport)                               6.000          10/01/2023   10/01/2006 1           1,637,850
------------------------------------------------------------------------------------------------------------------------
      740,000       Hillsborough County, FL IDA
                    (Tampa Electric Company)               6.250          12/01/2034   12/01/2005 1             767,143
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Jacksonville, FL Economic Devel.
                    Corp. (Met Packaging Solutions)        5.500          10/01/2030   10/01/2015 1           1,067,360
------------------------------------------------------------------------------------------------------------------------
    1,145,000       Jacksonville, FL Electric
                    Authority
                    (St. Johns River)                      5.250          10/01/2021   10/01/2005 1           1,154,927
------------------------------------------------------------------------------------------------------------------------
       65,000       Jacksonville, FL Pollution
                    Control (Anheuser-Busch
                    Companies)                             5.700          08/01/2031   08/01/2006 1              66,786
------------------------------------------------------------------------------------------------------------------------
       75,000       Jacksonville, FL Port Authority        5.625          11/01/2018   11/01/2008 1              78,736
------------------------------------------------------------------------------------------------------------------------
       70,000       Jacksonville, FL Port Authority        5.625          11/01/2026   11/01/2010 1              76,131
------------------------------------------------------------------------------------------------------------------------
       75,000       Jacksonville, FL Port Authority        6.100          10/01/2019   10/01/2005 1              77,030
------------------------------------------------------------------------------------------------------------------------
      665,000       Jacksonville, FL Water & Sewage
                    (United Waterworks)                    6.350          08/01/2025   08/01/2005 1             680,102
------------------------------------------------------------------------------------------------------------------------
       25,000       Lakeland, FL Light & Water             5.750          10/01/2019   10/01/2005 1              27,912
------------------------------------------------------------------------------------------------------------------------
      665,000       Lee County, FL HFA (Single
                    Family Mtg.)                           6.450          03/01/2031   10/01/2005 2             673,193
------------------------------------------------------------------------------------------------------------------------
    1,295,000       Lee County, FL HFA (Single
                    Family Mtg.)                           7.100          03/01/2034   03/01/2006 2           1,379,434
------------------------------------------------------------------------------------------------------------------------
       25,000       Lee County, FL IDA (Bonita
                    Springs Utilities)                     6.050          11/01/2015   11/01/2006 1              26,208
------------------------------------------------------------------------------------------------------------------------
      125,000       Lee County, FL IDA (Bonita
                    Springs Utilities)                     6.050          11/01/2020   11/01/2006 1             130,953
------------------------------------------------------------------------------------------------------------------------
       90,000       Macclenny, FL Capital Improvement      5.500          01/01/2026   01/01/2006 1              92,828
------------------------------------------------------------------------------------------------------------------------
        5,000       Manatee County, FL HFA, Series A       9.125          06/01/2016   12/01/2005 1               5,017
------------------------------------------------------------------------------------------------------------------------
   10,125,000       Martin County, FL IDA
                    (Indiantown Cogeneration)              7.875          12/15/2025   12/15/2005 1          10,310,591
------------------------------------------------------------------------------------------------------------------------
       85,000       Miami, FL Community Redevel.
                    (Southeast Overtown/Park West)         8.500          10/01/2015   10/01/2005 1              85,310
------------------------------------------------------------------------------------------------------------------------
    3,500,000       Miami, FL Health Facilities
                    Authority (Mercy Hospital) IRS         7.770 6        08/15/2015   08/15/2005 1           3,644,340
------------------------------------------------------------------------------------------------------------------------
       85,000       Miami, FL Redevel. Agency (City
                    Center-Historic Convention
                    Village)                               5.875          12/01/2022   12/01/2006 1              86,638
------------------------------------------------------------------------------------------------------------------------
       15,000       Miami-Dade County, FL Hsg.
                    Finance Authority (Country Club
                    Villas Apartments)                     6.000          10/01/2015   04/01/2011 1              15,615
------------------------------------------------------------------------------------------------------------------------
       40,000       North Palm Beach Heights, FL
                    Water Control District, Series A       6.500          10/01/2012   10/01/2005 1              40,128
------------------------------------------------------------------------------------------------------------------------
      430,000       Oakland, FL Charter School             6.950          12/01/2015   05/01/2011 3             455,976
------------------------------------------------------------------------------------------------------------------------
       20,000       Ocala, FL Capital Improvements
                    COP                                    5.375          10/01/2022   10/01/2005 1              20,515
------------------------------------------------------------------------------------------------------------------------


10              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Florida Continued
$   2,015,000       Okaloosa County, FL Airport            6.000%         10/01/2030   10/01/2013 1       $   2,199,514
------------------------------------------------------------------------------------------------------------------------
    3,000,000       Orange County, FL Health
                    Facilities Authority
                    (AHS/FHW/JCH/MH/MAH Obligated
                    Group)                                 5.250          11/15/2020   11/15/2005 1           3,097,560
------------------------------------------------------------------------------------------------------------------------
       65,000       Orange County, FL Health
                    Facilities Authority
                    (AHS/FHW/JCH/MH/MAH Obligated
                    Group)                                 5.750          11/15/2025   11/15/2005 1              66,898
------------------------------------------------------------------------------------------------------------------------
       60,000       Orange County, FL HFA                  5.150          03/01/2022   09/01/2009 1              61,231
------------------------------------------------------------------------------------------------------------------------
       35,000       Orange County, FL HFA                  5.800          09/01/2017   09/01/2009 1              35,153
------------------------------------------------------------------------------------------------------------------------
       35,000       Orange County, FL HFA (Single
                    Family Mtg.)                           5.950          03/01/2028   03/01/2007 1              36,345
------------------------------------------------------------------------------------------------------------------------
       65,000       Palm Beach County, FL Health
                    Facilities Authority (Adult
                    Community Services)                    5.625          11/15/2020   11/15/2008 1              67,197
------------------------------------------------------------------------------------------------------------------------
       50,000       Palm Beach County, FL HFA
                    (Shenandoah Village)                   6.100          10/01/2025   10/01/2005 1              51,162
------------------------------------------------------------------------------------------------------------------------
       35,000       Palm Beach County, FL Industrial
                    Devel. (Regents Park Boca Raton)       5.700          02/01/2024   02/01/2006 1              35,426
------------------------------------------------------------------------------------------------------------------------
      435,000       Pinellas County, FL HFA                5.500          03/01/2036   03/18/2008 2             442,926
------------------------------------------------------------------------------------------------------------------------
    4,605,000       Pinellas County, FL HFA (Oaks of
                    Clearwater)                            6.375          06/01/2019   12/01/2013 1           5,006,234
------------------------------------------------------------------------------------------------------------------------
      110,000       Pinellas County, FL HFA, Series A      6.000          04/01/2029   04/01/2008 1             113,148
------------------------------------------------------------------------------------------------------------------------
       45,000       Pinellas County, FL HFA, Series B      6.200          09/01/2034   09/01/2012 1              48,123
------------------------------------------------------------------------------------------------------------------------
      220,000       Polk County, FL IDA (Tampa
                    Electric Company)                      5.850          12/01/2030   12/01/2008 1             226,252
------------------------------------------------------------------------------------------------------------------------
      280,000       Polk County, FL IDA Solid Waste
                    Disposal (Tampa Electric Company)      5.850          12/01/2030   12/01/2008 1             295,736
------------------------------------------------------------------------------------------------------------------------
    2,500,000       Reunion East, FL Community
                    Devel. District Special
                    Assessment                             5.200          11/01/2007   11/01/2005 3           2,523,000
------------------------------------------------------------------------------------------------------------------------
    3,450,000       Riverwood, FL Community Devel.
                    District, Series A                     8.500          05/01/2014   05/01/2006 1           3,598,212
------------------------------------------------------------------------------------------------------------------------
      100,000       Riverwood, FL Community Devel.
                    District, Series B                     8.500          05/01/2012   05/01/2012 1             104,848
------------------------------------------------------------------------------------------------------------------------
      260,000       Santa Rosa Bay, FL Bridge
                    Authority                              6.250          07/01/2028   07/01/2006 1             270,205
------------------------------------------------------------------------------------------------------------------------
      900,000       Sumter Landing, FL Community
                    Devel. District Special
                    Assessment                             6.250          05/01/2013   05/01/2009 3             957,195
------------------------------------------------------------------------------------------------------------------------
      400,000       Venice, FL Health Care (Bon
                    Secours Health Systems)                5.625          08/15/2026   08/15/2006 1             418,248
------------------------------------------------------------------------------------------------------------------------
    2,180,000       Village, FL Community Devel.
                    District                               7.625          05/01/2017   05/01/2006 1           2,305,350
------------------------------------------------------------------------------------------------------------------------
    8,000,000       Volusia County, FL Educational
                    Facility Authority (Emery-Riddle
                    Aeronautical University)               6.125          10/15/2026   10/15/2008 1           8,399,760
------------------------------------------------------------------------------------------------------------------------
      160,000       Volusia County, FL Educational
                    Facility Authority (Stetson
                    University)                            5.500          06/01/2026   06/01/2006 1             166,515
------------------------------------------------------------------------------------------------------------------------
      250,000       Volusia County, FL Health
                    Facilities Authority (John Knox
                    Village of Florida)                    6.000          06/01/2017   06/01/2006 1             261,453
------------------------------------------------------------------------------------------------------------------------



11              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Florida Continued
$     200,000       Volusia County, FL Health
                    Facilities Authority (Memorial
                    Health Systems)                        5.750%         11/15/2020   11/15/2005 1       $     204,312
------------------------------------------------------------------------------------------------------------------------
       25,000       Wilton Manors, FL Water & Sewage       5.500          10/01/2012   10/01/2005 1              25,450
                                                                                                          --------------
                                                                                                            109,361,558
------------------------------------------------------------------------------------------------------------------------
Georgia--1.2%
       65,000       Atlanta, GA Airport                    5.625          01/01/2030   01/01/2010 1              69,394
------------------------------------------------------------------------------------------------------------------------
    2,000,000       Atlanta, GA Devel. Authority
                    Student Hsg. (ADA/CAU Partners)        6.000          07/01/2036   07/01/2016 1           2,212,600
------------------------------------------------------------------------------------------------------------------------
       25,000       Atlanta, GA Urban Residential
                    Finance Authority (Fulton Cotton
                    Mill)                                  6.125          05/20/2027   05/20/2007 1              26,381
------------------------------------------------------------------------------------------------------------------------
      270,000       Burke County, GA Devel.
                    Authority (Georgia Power Company)      5.450          05/01/2034   05/01/2006 1             273,116
------------------------------------------------------------------------------------------------------------------------
      480,000       Burke County, GA Devel.
                    Authority (Georgia Power Company)      5.450          05/01/2034   11/01/2005 1             483,643
------------------------------------------------------------------------------------------------------------------------
       25,000       De Kalb County, GA Devel.
                    Authority (Emory University)           5.375          11/01/2025   11/01/2005 1              25,432
------------------------------------------------------------------------------------------------------------------------
       25,000       De Kalb County, GA Devel.
                    Authority (Emory University)           5.375          11/01/2025   11/01/2005 1              25,428
------------------------------------------------------------------------------------------------------------------------
       75,000       Ellijay-Gilmer County, GA Water
                    & Sewage Authority                     5.900          01/01/2024   01/01/2006 1              75,465
------------------------------------------------------------------------------------------------------------------------
       20,000       GA HFA (Lake Vista Apartments)         5.950          01/01/2027   01/01/2008 1              20,771
------------------------------------------------------------------------------------------------------------------------
       35,000       GA HFA (Single Family Mtg.)            5.850          12/01/2028   06/01/2007 1              36,715
------------------------------------------------------------------------------------------------------------------------
       15,000       GA HFA (Single Family Mtg.),
                    Series C2                              5.800          12/01/2026   12/01/2009 1              15,798
------------------------------------------------------------------------------------------------------------------------
       75,000       GA Hsg & Finance Authority
                    (Single Family)                        5.550          12/01/2026   06/01/2008 1              77,665
------------------------------------------------------------------------------------------------------------------------
       30,000       Gainesville & Hall County, GA
                    Hospital Authority                     6.000          10/01/2025   10/01/2005 1              30,809
------------------------------------------------------------------------------------------------------------------------
      105,000       Hinesville, GA Hsg. Devel. Corp.
                    (Pineland Square Apartments)           7.250          04/01/2013   10/01/2005 1             108,780
------------------------------------------------------------------------------------------------------------------------
       25,000       Hinesville, GA Leased Hsg. Corp.
                    (Regency Park)                         7.250          01/15/2011   01/15/2011 1              26,034
------------------------------------------------------------------------------------------------------------------------
       50,000       Macon-Bibb County, GA Industrial
                    Authority                              6.000          05/01/2013   11/01/2005 1              50,122
------------------------------------------------------------------------------------------------------------------------
       20,000       Macon-Bibb County, GA Industrial
                    Authority                              6.100          05/01/2018   11/01/2005 1              20,031
------------------------------------------------------------------------------------------------------------------------
       15,000       Marietta, GA Devel. Authority
                    (Life College)                         5.800          09/01/2019   09/01/2005 1              15,370
------------------------------------------------------------------------------------------------------------------------
    4,010,000       Northwestern Gwinnett County, GA
                    Facilities Corp. COP (Dept. of
                    Labor)                                 5.750          06/15/2019   05/14/2014 2           4,440,594
------------------------------------------------------------------------------------------------------------------------
    1,600,000       Northwestern Gwinnett County, GA
                    Facilities Corp. COP (Dept. of
                    Motor Vehicle Safety)                  5.750          06/15/2019   05/18/2014 2           1,771,808
------------------------------------------------------------------------------------------------------------------------
       20,000       Richmond County, GA Devel.
                    Authority (International Paper
                    Company)                               5.800          12/01/2020   12/01/2009 1              20,850
------------------------------------------------------------------------------------------------------------------------
    6,010,000       Rockdale County, GA Devel.
                    Authority (Visy Paper)                 7.400          01/01/2016   07/01/2005 1           6,100,631
------------------------------------------------------------------------------------------------------------------------


12              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Georgia Continued
$   1,000,000       Rockdale County, GA Devel.
                    Authority (Visy Paper)                 7.500%         01/01/2026   01/01/2006 1       $   1,015,080
------------------------------------------------------------------------------------------------------------------------
       10,000       Rome, GA New Public Housing
                    Authority 5                            5.750          11/01/2010   11/01/2005 1              11,185
------------------------------------------------------------------------------------------------------------------------
       40,000       Roswell, GA Hsg. Authority
                    (Liberty Wood Creek Apartments)        5.700          03/01/2024   03/01/2006 1              40,321
------------------------------------------------------------------------------------------------------------------------
      210,000       Savannah, GA EDA (University
                    Financing Foundation)                  6.750          11/15/2031   11/15/2010 1             233,772
                                                                                                          --------------
                                                                                                             17,227,795
------------------------------------------------------------------------------------------------------------------------
Hawaii--1.0%
    3,385,000       HI Airports System RITES 5             8.676 6        07/01/2018   07/01/2011 1           4,048,325
------------------------------------------------------------------------------------------------------------------------
    7,000,000       HI Department of Budget &
                    Finance RITES 5                        8.825 6        07/01/2020   07/11/2010 1           8,354,360
------------------------------------------------------------------------------------------------------------------------
    1,075,000       HI Department of Budget &
                    Finance Special Purpose
                    (Hawaiian Electric Company)            5.450          11/01/2023   11/01/2005 1           1,082,095
------------------------------------------------------------------------------------------------------------------------
       85,000       HI Department of Budget &
                    Finance Special Purpose
                    (Hawaiian Electric Company)            5.650          10/01/2027   10/01/2013 1              93,962
------------------------------------------------------------------------------------------------------------------------
      100,000       HI Department of Budget &
                    Finance Special Purpose
                    (Hawaiian Electric Company)            5.875          12/01/2026   12/01/2006 1             105,654
------------------------------------------------------------------------------------------------------------------------
       25,000       HI Department of Budget &
                    Finance Special Purpose
                    (Kapiolani Health Care)                6.250          07/01/2021   07/01/2006 1              26,337
------------------------------------------------------------------------------------------------------------------------
      115,000       HI Harbor Capital Improvement          5.500          07/01/2027   07/01/2009 1             119,993
------------------------------------------------------------------------------------------------------------------------
       75,000       HI Harbor System, Series A             5.750          07/01/2029   07/01/2010 1              82,282
------------------------------------------------------------------------------------------------------------------------
       10,000       HI Hsg. Finance & Devel. Corp.
                    (Single Family Mtg.), Series B         5.700          07/01/2013   07/01/2006 1              10,133
------------------------------------------------------------------------------------------------------------------------
      130,000       HI Hsg. Finance & Devel. Corp.
                    (Single Family Mtg.), Series B         5.900          07/01/2027   07/01/2006 1             131,751
------------------------------------------------------------------------------------------------------------------------
       10,000       HI Hsg. Finance & Devel. Corp.
                    (Single Family Mtg.), Series B         5.900          07/01/2027   07/01/2005 1              10,135
                                                                                                          --------------
                                                                                                             14,065,027
------------------------------------------------------------------------------------------------------------------------
Idaho--0.2%
       40,000       Boise City, ID COP                     5.600          09/01/2030   09/01/2005 1              40,148
------------------------------------------------------------------------------------------------------------------------
       15,000       ID Hsg. & Finance Association
                    (Single Family Mtg.), Series F         6.050          07/01/2009   08/01/2005 2              15,168
------------------------------------------------------------------------------------------------------------------------
       20,000       ID Hsg. & Finance Association
                    (Single Family Mtg.), Series H-2       6.200          07/01/2028   11/15/2006 2              20,247
------------------------------------------------------------------------------------------------------------------------
      365,000       ID Hsg. & Finance Association
                    (Single Family)                        5.550          07/01/2031   07/01/2010 1             368,358
------------------------------------------------------------------------------------------------------------------------
       15,000       ID Hsg. Agency (Single Family
                    Mtg.), Series A                        6.125          07/01/2026   01/01/2008 3              15,358
------------------------------------------------------------------------------------------------------------------------
    2,395,000       Pocatello, ID Devel. Authority
                    Revenue Allocation Tax
                    Increment, Series A                    5.500          08/01/2017   02/08/2014 2           2,419,597
                                                                                                          --------------
                                                                                                              2,878,876


13              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Illinois--3.4%
$   1,700,000       Bedford Park, IL Tax Increment
                    (71st & Cicero)                        7.375%         01/01/2012   01/01/2006 1       $   1,761,251
------------------------------------------------------------------------------------------------------------------------
      120,000       Bryant, IL Pollution Control
                    (Central Illinois Light Company)       5.900          08/01/2023   08/01/2005 1             122,472
------------------------------------------------------------------------------------------------------------------------
       25,000       Bryant, IL Pollution Control
                    (Central Illinois Light Company)       5.900          08/01/2023   08/01/2005 1              25,065
------------------------------------------------------------------------------------------------------------------------
      125,000       Chatham Area, IL Public Library
                    District                               6.300          02/01/2010   08/01/2005 1             126,638
------------------------------------------------------------------------------------------------------------------------
      520,000       Chicago, IL (Single Family Mtg.)       6.300          09/01/2029   09/01/2013 1             541,512
------------------------------------------------------------------------------------------------------------------------
        5,000       Chicago, IL Board of Education
                    (Chicago School Reform)                5.750          12/01/2027   12/01/2007 1               5,443
------------------------------------------------------------------------------------------------------------------------
      145,000       Chicago, IL Metropolitan Hsg.
                    Devel. Corp.                           6.850          07/01/2022   07/01/2005 1             147,443
------------------------------------------------------------------------------------------------------------------------
       20,000       Chicago, IL Metropolitan Hsg.
                    Devel. Corp. (Academy Square)          5.600          10/01/2025   10/01/2005 1              20,014
------------------------------------------------------------------------------------------------------------------------
       70,000       Chicago, IL Midway Airport,
                    Series B                               5.750          01/01/2022   01/01/2007 1              73,009
------------------------------------------------------------------------------------------------------------------------
       25,000       Chicago, IL Multifamily Hsg.
                    (St. Edmund's Village)                 6.125          09/20/2024   09/20/2010 1              26,677
------------------------------------------------------------------------------------------------------------------------
    5,555,000       Chicago, IL O'Hare International
                    Airport (2nd Lien)                     5.000          01/01/2018   01/01/2006 1           5,617,160
------------------------------------------------------------------------------------------------------------------------
    4,000,000       Chicago, IL O'Hare International
                    Airport (General Airport),
                    Series A 5                             8.870 6        01/01/2023   01/01/2014 1           4,948,760
------------------------------------------------------------------------------------------------------------------------
    4,000,000       Chicago, IL O'Hare International
                    Airport (Passenger Facility
                    Charge)                                5.600          01/01/2010   01/01/2006 1           4,135,960
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Chicago, IL O'Hare International
                    Airport (Passenger Facility
                    Charge)                                5.625          01/01/2012   01/01/2006 1           1,034,110
------------------------------------------------------------------------------------------------------------------------
    2,815,000       Chicago, IL Park District              5.250          01/01/2011   01/01/2006 1           2,906,234
------------------------------------------------------------------------------------------------------------------------
      100,000       Greenville, IL Educational
                    Facilities Authority (Greenville
                    College)                               6.000          12/01/2009   12/01/2005 1             100,173
------------------------------------------------------------------------------------------------------------------------
      350,000       Harvey, IL GO                          6.700          02/01/2009   02/01/2006 1             354,585
------------------------------------------------------------------------------------------------------------------------
   12,280,000       Hodgkins, IL Environmental
                    Improvement (Metropolitan
                    Biosolids Management)                  6.000          11/01/2015   11/01/2008 1          13,117,496
------------------------------------------------------------------------------------------------------------------------
      100,000       IL Devel. Finance Authority
                    (Community Rehabilitation
                    Providers)                             6.050          07/01/2019   07/01/2007 1             104,250
------------------------------------------------------------------------------------------------------------------------
    2,540,000       IL Devel. Finance Authority
                    (Olin Corp.)                           6.750          03/01/2016   04/01/2013 1           2,694,813
------------------------------------------------------------------------------------------------------------------------
      225,000       IL Devel. Finance Authority
                    Pollution Control (Central
                    Illinois Public Service Company)       5.700          08/15/2026   08/15/2005 1             225,644
------------------------------------------------------------------------------------------------------------------------
      700,000       IL Devel. Finance Authority
                    Pollution Control (Illinois
                    Power Company)                         5.700          02/01/2024   02/01/2006 1             708,834
------------------------------------------------------------------------------------------------------------------------
       25,000       IL Educational Facilities
                    Authority (Educational
                    Advancement Fund)                      6.250          05/01/2030   05/01/2013 1              27,065
------------------------------------------------------------------------------------------------------------------------
       80,000       IL Educational Facilities
                    Authority (Educational
                    Advancement Fund)                      6.250          05/01/2034   05/01/2007 1              82,670
------------------------------------------------------------------------------------------------------------------------
       45,000       IL Educational Facilities
                    Authority (Midwestern University)      6.250          05/15/2026   05/15/2006 1              47,081
------------------------------------------------------------------------------------------------------------------------
      620,000       IL Finance Authority (Beacon
                    Hill)                                  5.000          02/15/2012   02/15/2010 1             625,692
------------------------------------------------------------------------------------------------------------------------
      385,000       IL Finance Authority (Beacon
                    Hill)                                  5.250          02/15/2014   02/15/2010 1             387,691
------------------------------------------------------------------------------------------------------------------------


14              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Illinois Continued
$      50,000       IL GO                                  5.750%         07/01/2016   07/01/2005 1       $      51,114
------------------------------------------------------------------------------------------------------------------------
       90,000       IL Health Facilities Authority
                    (Advocate Health Care)                 5.875          08/15/2022   08/15/2007 1              94,573
------------------------------------------------------------------------------------------------------------------------
       50,000       IL Health Facilities Authority
                    (Sarah Bush Lincoln Health
                    Center)                                6.000          02/15/2026   02/15/2006 1              51,862
------------------------------------------------------------------------------------------------------------------------
       30,000       IL Health Facilities Authority
                    (West Suburban Hospital Medical
                    Center)                                5.750          07/01/2015   07/01/2009 1              33,266
------------------------------------------------------------------------------------------------------------------------
       85,000       IL Health Facilities Authority
                    (West Suburban Hospital Medical
                    Center)                                5.750          07/01/2020   07/01/2009 1              94,255
------------------------------------------------------------------------------------------------------------------------
       30,000       IL Hsg. Devel. Authority
                    (Homeowner Mortgage), Sub
                    Series E-2                             5.875          02/01/2022   10/01/2010 1              30,458
------------------------------------------------------------------------------------------------------------------------
      400,000       IL Hsg. Devel. Authority
                    (Multifamily Hsg.), Series 1991-A      8.250          07/01/2016   07/01/2005 1             417,240
------------------------------------------------------------------------------------------------------------------------
       50,000       IL Hsg. Devel. Authority
                    (Multifamily Hsg.), Series A           5.950          07/01/2021   07/01/2005 1              51,052
------------------------------------------------------------------------------------------------------------------------
       10,000       IL Hsg. Devel. Authority
                    (Multifamily Hsg.), Series A           6.050          07/01/2015   07/01/2005 1              10,014
------------------------------------------------------------------------------------------------------------------------
       60,000       IL Hsg. Devel. Authority
                    (Multifamily Hsg.), Series A           6.125          07/01/2025   07/01/2005 1              60,067
------------------------------------------------------------------------------------------------------------------------
       20,000       IL Hsg. Devel. Authority
                    (Multifamily Hsg.), Series C           5.950          07/01/2011   07/01/2005 1              20,029
------------------------------------------------------------------------------------------------------------------------
       55,000       IL Hsg. Devel. Authority
                    (Multifamily Program), Series 3        6.200          09/01/2023   09/01/2005 1              55,120
------------------------------------------------------------------------------------------------------------------------
        5,000       IL Hsg. Devel. Authority
                    (Multifamily Program), Series 5        6.650          09/01/2014   09/01/2005 1               5,096
------------------------------------------------------------------------------------------------------------------------
    1,000,000       IL Hsg. Devel. Authority
                    (Skyline Towers Apartments)            6.875          11/01/2017   11/01/2005 1           1,038,250
------------------------------------------------------------------------------------------------------------------------
      565,000       IL Metropolitan Pier &
                    Exposition Authority                   6.500          06/15/2027   12/15/2005 1             565,429
------------------------------------------------------------------------------------------------------------------------
       10,000       IL Metropolitan Pier &
                    Exposition Authority                   6.500          06/15/2027   12/15/2005 1              10,023
------------------------------------------------------------------------------------------------------------------------
    2,775,000       IL Sales Tax                           5.250          06/15/2018   12/15/2005 1           2,822,508
------------------------------------------------------------------------------------------------------------------------
       20,000       IL Student Assistance Commission
                    (Student Loan)                         6.875          03/01/2015   09/01/2005 1              20,041
------------------------------------------------------------------------------------------------------------------------
       15,000       Lake County, IL HFC, Series A          6.800          05/01/2023   11/01/2005 1              15,024
------------------------------------------------------------------------------------------------------------------------
      380,000       Lake County, IL HFC, Series A          6.800          05/01/2023   11/01/2005 1             380,616
------------------------------------------------------------------------------------------------------------------------
       75,000       Markham, IL GO                         8.000          01/01/2011   07/01/2005 1              75,011
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Onterie Center, IL HFC                 7.050          07/01/2027   07/01/2006 1           1,015,980
------------------------------------------------------------------------------------------------------------------------
      115,000       Southwestern IL Devel. Authority
                    (Kienstra)                             6.050          09/01/2016   09/01/2005 1             117,852
------------------------------------------------------------------------------------------------------------------------
       15,000       West Chicago, IL Industrial
                    Devel. (Leggett & Platt)               6.900          09/01/2024   09/01/2005 1              15,345
                                                                                                          --------------
                                                                                                             47,017,967
------------------------------------------------------------------------------------------------------------------------
Indiana--1.2%
    1,970,000       East Chicago, IN Pollution
                    Control (Ispat Inland Steel
                    Company)                               6.800          06/01/2013   12/01/2005 1           1,978,176
------------------------------------------------------------------------------------------------------------------------
       50,000       Henry County, IN Juvenile Center
                    Building Corp.                         6.350          01/05/2007   07/01/2005 1              50,130
------------------------------------------------------------------------------------------------------------------------
    1,665,000       Huntington, IN Economic Devel.
                    Corp. (Quanex Corp.)                   6.500          08/01/2010   02/01/2007 1           1,686,229
------------------------------------------------------------------------------------------------------------------------


15              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Indiana Continued
$      45,000       IN Bond Bank (Special Program),
                    Series B                               5.750%         02/01/2020   08/01/2006 1       $      45,762
------------------------------------------------------------------------------------------------------------------------
       20,000       IN Devel. Finance Authority
                    (Indiana-American Water Company)       5.900          09/01/2022   09/01/2005 1              20,044
------------------------------------------------------------------------------------------------------------------------
    1,000,000       IN Devel. Finance Authority
                    (Inland Steel)                         7.250          11/01/2011   08/01/2006 1           1,056,010
------------------------------------------------------------------------------------------------------------------------
    5,000,000       IN Devel. Finance Authority
                    (Ispat Inland Steel Company)           6.850          12/01/2012   12/01/2005 1           5,121,050
------------------------------------------------------------------------------------------------------------------------
       20,000       IN Devel. Finance Authority
                    (Northwest Indiana Water Company)      5.900          06/01/2026   06/01/2006 1              20,044
------------------------------------------------------------------------------------------------------------------------
      375,000       IN Devel. Finance Authority (PSI
                    Energy)                                5.750          02/15/2028   08/15/2005 1             378,124
------------------------------------------------------------------------------------------------------------------------
      200,000       IN Devel. Finance Authority (USX
                    Corp.)                                 6.150          07/15/2022   01/15/2007 1             211,138
------------------------------------------------------------------------------------------------------------------------
       50,000       IN Devel. Finance Authority (USX
                    Corp.)                                 6.250          07/15/2030   01/15/2007 1              52,660
------------------------------------------------------------------------------------------------------------------------
       55,000       IN Health Facility Financing
                    Authority (Marion General
                    Hospital)                              6.100          07/01/2025   07/01/2005 1              56,208
------------------------------------------------------------------------------------------------------------------------
       10,000       IN HFA (Single Family), Series B       6.150          07/01/2017   07/01/2007 1              10,135
------------------------------------------------------------------------------------------------------------------------
    1,220,000       IN Hsg. Finance Authority              6.125          07/01/2014   07/01/2005 1           1,243,424
------------------------------------------------------------------------------------------------------------------------
       40,000       IN Toll Road Finance Authority         6.000          07/01/2013   07/01/2005 1              40,924
------------------------------------------------------------------------------------------------------------------------
    1,340,000       IN Toll Road Finance Authority         6.000          07/01/2015   07/01/2005 1           1,378,110
------------------------------------------------------------------------------------------------------------------------
      795,000       Indianapolis, IN Economic Devel.
                    (Roman Catholic Archdiocese of
                    Indiana)                               5.500          07/01/2026   07/01/2006 1             829,034
------------------------------------------------------------------------------------------------------------------------
      900,000       Lake County, IN Redevel.
                    Authority                              6.450          02/01/2011   08/01/2005 1             920,790
------------------------------------------------------------------------------------------------------------------------
      140,000       Lake County, IN Redevel.
                    Authority                              6.500          02/01/2016   08/01/2005 1             143,223
------------------------------------------------------------------------------------------------------------------------
      925,000       Madison County, IN Hospital
                    Authority (Community Hospital
                    of Anderson)                           8.000          01/01/2014   01/01/2006 1             942,668
------------------------------------------------------------------------------------------------------------------------
       25,000       Perry County, IN Redevel.
                    Authority                              6.000          02/01/2012   08/01/2005 1              25,545
                                                                                                      -----------------
                                                                                                             16,209,428
------------------------------------------------------------------------------------------------------------------------
Iowa--1.9%
       30,000       Council Bluffs, IA Pollution
                    Control (Midwest Power Systems)        5.950          05/01/2023   11/01/2005 1              30,081
------------------------------------------------------------------------------------------------------------------------
    1,155,000       IA Finance Authority (Boys &
                    Girls Home & Family Services)          6.250          12/01/2028   12/01/2008 1           1,223,411
------------------------------------------------------------------------------------------------------------------------
      800,000       IA Finance Authority Retirement
                    Community (Friendship Haven)           5.250          11/15/2014   11/15/2009 1             808,040
------------------------------------------------------------------------------------------------------------------------
       45,000       IA Student Loan Liquidity Corp.        6.125          12/01/2011   12/01/2005 1              45,119
------------------------------------------------------------------------------------------------------------------------
   23,455,000       IA Tobacco Settlement Authority
                    (TASC)                                 5.300          06/01/2025   06/01/2012 1          23,929,964
------------------------------------------------------------------------------------------------------------------------
       30,000       Salix, IA Pollution Control
                    (Northwestern Public Service
                    Company)                               5.900          06/01/2023   12/01/2005 1              30,391
                                                                                                          --------------
                                                                                                             26,067,006


16              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Kansas--0.7%
$      35,000       Kansas City, KS Mtg. Revenue           7.000%         12/01/2011   12/01/2005 1       $      35,067
------------------------------------------------------------------------------------------------------------------------
    3,200,000       Sedgwick & Shawnee Counties, KS
                    Hsg. (Single Family Mtg.)              4.000          12/01/2036   12/01/2016 1           3,518,784
------------------------------------------------------------------------------------------------------------------------
    4,265,000       Sedgwick & Shawnee Counties, KS
                    Hsg. (Single Family Mtg.) 9            5.550          06/01/2037   06/01/2018 1           4,655,674
------------------------------------------------------------------------------------------------------------------------
      520,000       Sedgwick & Shawnee Counties, KS
                    Hsg. (Single Family Mtg.)              6.875          12/01/2026   06/01/2014 1             545,043
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Sedgwick & Shawnee Counties, KS
                    Hsg. (Single Family Mtg.)              5.650          12/01/2036   12/01/2014 1           1,096,560
                                                                                                          --------------
                                                                                                              9,851,128
------------------------------------------------------------------------------------------------------------------------
Kentucky--2.5%
    9,000,000       Ashland, KY Pollution Control
                    (Ashland Oil)                          6.650          08/01/2009   08/01/2005 1           9,180,000
------------------------------------------------------------------------------------------------------------------------
   15,330,000       Ashland, KY Sewer & Solid Waste
                    (Ashland Oil)                          7.125          02/01/2022   08/01/2005 1          15,789,900
------------------------------------------------------------------------------------------------------------------------
      220,000       Boone County, KY Pollution
                    Control (Cincinnati Gas &
                    Electric)                              5.500          01/01/2024   07/01/2005 1             222,526
------------------------------------------------------------------------------------------------------------------------
    5,965,000       Boone County, KY Pollution
                    Control (Dayton Power & Light
                    Company)                               6.500          11/15/2022   11/15/2005 1           6,087,283
------------------------------------------------------------------------------------------------------------------------
       25,000       Hardin County, KY Water District
                    No. 2                                  5.900          01/01/2025   08/01/2005 1              25,572
------------------------------------------------------------------------------------------------------------------------
       25,000       Jefferson County, KY Pollution
                    Control (E.I. DuPont de Nemours
                    & Company)                             6.300          07/01/2012   07/01/2005 1              25,567
------------------------------------------------------------------------------------------------------------------------
      120,000       Kenton County, KY Airport
                    Special Facilities (Delta
                    Airlines)                              7.500          02/01/2012   02/01/2012               113,110
------------------------------------------------------------------------------------------------------------------------
      100,000       Louisville & Jefferson Counties,
                    KY Regional Airport Authority,
                    Series A                               5.625          07/01/2025   07/01/2005 1             102,178
------------------------------------------------------------------------------------------------------------------------
    2,900,000       Pendleton County, KY
                    Multi-County Lease                     6.500          03/01/2019   03/01/2006 1           2,970,847
                                                                                                          --------------
                                                                                                             34,516,983
------------------------------------------------------------------------------------------------------------------------
Louisiana--3.6%
    1,465,000       Calcasieu Parish, LA Industrial
                    Devel. Board (Olin Corp.)              6.625          02/01/2016   04/01/2010 1           1,577,292
------------------------------------------------------------------------------------------------------------------------
      870,000       Calcasieu Parish, LA Public
                    Trust Authority                        5.000          04/01/2028   03/22/2009 2             911,577
------------------------------------------------------------------------------------------------------------------------
      115,000       East Baton Rouge, LA Mtg.
                    Finance Authority                      5.600          04/01/2022   04/01/2009 1             118,997
------------------------------------------------------------------------------------------------------------------------
       20,000       East Baton Rouge, LA Mtg.
                    Finance Authority (Single Family
                    Mtg.)                                  5.500          10/01/2025   10/01/2005 1              20,039
------------------------------------------------------------------------------------------------------------------------
       60,000       East Baton Rouge, LA Mtg.
                    Finance Authority (Single Family
                    Mtg.)                                  6.350          10/01/2028   10/01/2007 1              61,296
------------------------------------------------------------------------------------------------------------------------
       20,000       LA HFA (Multifamily Hsg.-FHA
                    Insured)                               7.100          11/01/2033   11/01/2007 1              20,420
------------------------------------------------------------------------------------------------------------------------
       75,000       LA HFA (Multifamily Hsg.-FHA
                    Insured)                               7.950          01/01/2032   07/01/2005 1              76,265
------------------------------------------------------------------------------------------------------------------------
       10,000       LA HFA (Single Family)                 7.800          12/01/2026   06/01/2010 1              10,026
------------------------------------------------------------------------------------------------------------------------
    2,245,000       LA HFA (VOA New Orleans
                    Affordable Hsg. Corporation)           6.550          05/01/2019   06/29/2013 2           2,304,515
------------------------------------------------------------------------------------------------------------------------
    1,875,000       LA HFA (Single Family Mtg.)            7.450          12/01/2031   09/01/2010 1           1,943,850
------------------------------------------------------------------------------------------------------------------------


17              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Louisiana Continued
$   2,070,000       LA Local Government EF&CD
                    (Bellemont Apartments)                 6.000%         09/01/2022   09/01/2012 1       $   2,133,301
------------------------------------------------------------------------------------------------------------------------
      855,000       LA Local Government EF&CD
                    (Oakleigh Apartments)                  6.000          06/01/2016   07/07/2014 2             900,332
------------------------------------------------------------------------------------------------------------------------
       20,000       LA Public Facilities Authority
                    (Touro Infirmary)                      6.125          08/15/2023   08/15/2005 1              20,039
------------------------------------------------------------------------------------------------------------------------
       15,000       LA Public Facilities Authority
                    (Tulane University)                    5.750          02/15/2021   02/15/2006 1              15,036
------------------------------------------------------------------------------------------------------------------------
       50,000       LA Public Facilities Authority
                    (Woman's Hospital Foundation)          5.600          10/01/2019   10/01/2005 1              50,383
------------------------------------------------------------------------------------------------------------------------
    4,550,000       LA Tobacco Settlement Financing
                    Corp. (TASC)                           5.875          05/15/2039   05/15/2012 1           4,738,643
------------------------------------------------------------------------------------------------------------------------
   23,010,000       LA Tobacco Settlement Financing
                    Corp. (TASC), Series B                 5.500          05/15/2030   05/10/2011 2          23,603,658
------------------------------------------------------------------------------------------------------------------------
       15,000       New Orleans, LA Aviation Board
                    (Passenger Facility Charge)            5.500          09/01/2014   09/01/2005 1              15,179
------------------------------------------------------------------------------------------------------------------------
      150,000       New Orleans, LA Aviation Board
                    (Passenger Facility Charge)            6.000          09/01/2018   09/01/2005 1             151,151
------------------------------------------------------------------------------------------------------------------------
      250,000       New Orleans, LA Aviation Board
                    (Passenger Facility Charge)            6.000          09/01/2019   09/01/2005 1             253,128
------------------------------------------------------------------------------------------------------------------------
       95,000       New Orleans, LA Finance
                    Authority (Single Family Mtg.),
                    Series B-2                             6.000          12/01/2021   12/01/2009 1              99,699
------------------------------------------------------------------------------------------------------------------------
      100,000       New Orleans, LA Finance
                    Authority (Single Family Mtg.),
                    Series B-2                             6.050          12/01/2026   12/01/2009 1             104,908
------------------------------------------------------------------------------------------------------------------------
       25,000       New Orleans, LA GO                     6.125          10/01/2016   10/01/2005 1              25,474
------------------------------------------------------------------------------------------------------------------------
    2,375,000       New Orleans, LA HDC (Southwood
                    Patio)                                 7.700          02/01/2022   08/01/2005 1           2,382,790
------------------------------------------------------------------------------------------------------------------------
       45,000       New Orleans, LA HDC (Tivoli
                    Place Apartments)                      6.500          06/01/2007   06/12/2006 2              45,777
------------------------------------------------------------------------------------------------------------------------
        5,000       New Orleans, LA Home Mtg.
                    Authority                              6.200          06/01/2015   06/01/2007 1               5,105
------------------------------------------------------------------------------------------------------------------------
      115,000       New Orleans, LA Home Mtg.
                    Authority                              7.000          05/01/2014   11/01/2005 1             115,564
------------------------------------------------------------------------------------------------------------------------
      280,000       Shreveport, LA Hsg. Authority
                    (U.S. Goodman Plaza)                   6.100          08/01/2019   08/01/2006 1             281,229
------------------------------------------------------------------------------------------------------------------------
       15,000       Shreveport, LA Hsg. Authority
                    (U.S. Goodman Plaza)                   6.125          08/01/2010   08/01/2006 1              15,044
------------------------------------------------------------------------------------------------------------------------
       25,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      5.950          12/01/2023   12/01/2005 1              25,286
------------------------------------------------------------------------------------------------------------------------
      240,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      6.200          05/01/2023   11/01/2005 1             241,243
------------------------------------------------------------------------------------------------------------------------
       20,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      6.200          05/01/2023   11/01/2005 1              20,050
------------------------------------------------------------------------------------------------------------------------
       80,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      6.200          05/01/2023   11/01/2005 1              80,048
------------------------------------------------------------------------------------------------------------------------
      110,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      6.375          11/01/2025   11/01/2005 1             110,580
------------------------------------------------------------------------------------------------------------------------
       20,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      6.875          07/01/2024   07/01/2005 1              20,215
------------------------------------------------------------------------------------------------------------------------
       75,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      6.875          07/01/2024   07/01/2005 1              75,259
------------------------------------------------------------------------------------------------------------------------


18              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Louisiana Continued
$     125,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      7.000%         12/01/2022   12/01/2005 1  $          125,554
------------------------------------------------------------------------------------------------------------------------
       75,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)      7.050          04/01/2022   10/01/2005 1              75,359
------------------------------------------------------------------------------------------------------------------------
    7,035,000       St. Charles Parish, LA Pollution
                    Control (Louisiana Power & Light
                    Company)                               7.500          06/01/2021   12/01/2005 1           7,071,230
------------------------------------------------------------------------------------------------------------------------
       15,000       St. Charles Parish, LA Solid
                    Waste Disposal (Louisiana Power
                    & Light Company)                       7.000          12/01/2022   12/01/2005 1              15,050
                                                                                                          --------------
                                                                                                             49,860,591
------------------------------------------------------------------------------------------------------------------------
Maine--0.0%
        5,000       ME H&HEFA (University of New
                    England)                               5.750          07/01/2023   07/01/2005 1               5,011
------------------------------------------------------------------------------------------------------------------------
        5,000       ME H&HEFA, Series A                    5.875          07/01/2025   07/01/2005 1               5,100
------------------------------------------------------------------------------------------------------------------------
        5,000       ME H&HEFA, Series A                    5.875          07/01/2025   07/01/2005 1               5,111
------------------------------------------------------------------------------------------------------------------------
       50,000       ME Municipal Bond Bank, Series D       6.300          11/01/2014   07/01/2005 1              51,142
------------------------------------------------------------------------------------------------------------------------
       85,000       ME State Hsg. Authority Mtg.,
                    Series B-2                             6.050          11/15/2020   11/15/2009 1              89,009
------------------------------------------------------------------------------------------------------------------------
      100,000       ME State Hsg. Authority Mtg.,
                    Series C-1                             6.050          11/15/2026   11/15/2007 1             102,534
------------------------------------------------------------------------------------------------------------------------
       25,000       ME State Hsg. Authority Mtg.,
                    Series C-2                             5.950          11/15/2022   05/15/2009 1              25,948
------------------------------------------------------------------------------------------------------------------------
       10,000       ME State Hsg. Authority, Series D      5.500          11/15/2014   05/15/2009 1              10,386
                                                                                                          --------------
                                                                                                                294,241
------------------------------------------------------------------------------------------------------------------------
Maryland--1.8%
    4,835,000       Anne Arundel County, MD
                    Pollution Control (Baltimore Gas
                    & Electric)                            6.000          04/01/2024   04/01/2006 1           4,919,419
------------------------------------------------------------------------------------------------------------------------
       75,000       Baltimore, MD City Hsg. Corp.,
                    Series A                               7.250          07/01/2023   07/01/2005 1              76,246
------------------------------------------------------------------------------------------------------------------------
       50,000       Baltimore, MD Pollution Control
                    (General Motors Corp.)                 5.350          04/01/2008   04/01/2008                49,842
------------------------------------------------------------------------------------------------------------------------
      655,000       Baltimore, MD Port Facilities
                    (E.I. DuPont de Nemours &
                    Company)                               6.500          10/01/2011   10/01/2005 1             702,527
------------------------------------------------------------------------------------------------------------------------
       65,000       Baltimore, MD Port Facilities
                    (E.I. DuPont de Nemours &
                    Company)                               6.500          10/01/2011   10/01/2005 1              69,716
------------------------------------------------------------------------------------------------------------------------
      110,000       Gaithersburg, MD Economic Devel.
                    (Asbury Methodist Homes)               5.500          01/01/2020   01/01/2006 1             110,042
------------------------------------------------------------------------------------------------------------------------
       25,000       Gaithersburg, MD Economic Devel.
                    (Asbury Methodist Homes)               5.750          01/01/2011   07/01/2005 1              25,029
------------------------------------------------------------------------------------------------------------------------
       30,000       Gaithersburg, MD Hospital
                    Facilities (Shady Grove
                    Adventist Hospital)                    5.500          09/01/2015   09/01/2005 1              30,724
------------------------------------------------------------------------------------------------------------------------
       85,000       Gaithersburg, MD Nursing Home
                    (Shady Grove Adventist Hospital)       6.000          09/01/2022   09/01/2005 1              87,123
------------------------------------------------------------------------------------------------------------------------
    5,585,000       MD EDC Student Hsg. (Bowie State
                    University)                            6.000          06/01/2023   06/01/2013 1           5,966,958
------------------------------------------------------------------------------------------------------------------------
    5,000,000       MD EDC Student Hsg. (University
                    MD College Park)                       6.500          06/01/2027   06/01/2013 1           5,542,150
------------------------------------------------------------------------------------------------------------------------
       55,000       MD H&HEFA (John Hopkins Hospital)      5.500          07/01/2026   07/01/2006 1              57,360
------------------------------------------------------------------------------------------------------------------------
      105,000       MD Health & Higher Educational
                    Facilities Authority (Doctors
                    Community Hospital)                    5.750          07/01/2013   07/01/2005 1             105,148
------------------------------------------------------------------------------------------------------------------------


19              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Maryland Continued
$   4,630,000       MD Hsg. Community Devel.
                    People's Resource Center               5.600%         04/01/2018   04/01/2007         $   4,823,256
------------------------------------------------------------------------------------------------------------------------
      225,000       MD Hsg. Community Devel.
                    People's Resource Center               5.650          07/01/2039   07/01/2007 1             236,516
------------------------------------------------------------------------------------------------------------------------
       10,000       MD Hsg. Community Devel.
                    People's Resource Center               5.700          06/01/2024   12/01/2005 1              10,123
------------------------------------------------------------------------------------------------------------------------
       25,000       MD Hsg. Community Devel.
                    People's Resource Center               5.875          09/01/2025   03/01/2007 1              25,838
------------------------------------------------------------------------------------------------------------------------
        5,000       MD Hsg. Community Devel.
                    People's Resource Center               5.900          09/01/2019   09/01/2009 1               5,166
------------------------------------------------------------------------------------------------------------------------
       10,000       MD Hsg. Community Devel.
                    People's Resource Center               5.950          04/01/2016   04/01/2006 1              10,322
------------------------------------------------------------------------------------------------------------------------
       15,000       MD Hsg. Community Devel.
                    People's Resource Center               5.950          07/01/2023   01/01/2009 1              15,510
------------------------------------------------------------------------------------------------------------------------
       15,000       MD Stadium Authority Sports
                    Facility                               5.750          03/01/2022   03/01/2006 1              15,448
------------------------------------------------------------------------------------------------------------------------
       50,000       MD Stadium Authority Sports
                    Facility                               5.800          03/01/2026   03/01/2006 1              51,399
------------------------------------------------------------------------------------------------------------------------
       30,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Avalon Knoll)                         6.150          07/01/2026   07/01/2008 1              30,978
------------------------------------------------------------------------------------------------------------------------
       10,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.)                     6.000          07/01/2014   07/01/2005 1              10,113
------------------------------------------------------------------------------------------------------------------------
       75,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.)                     6.050          07/01/2026   07/01/2005 1              76,582
------------------------------------------------------------------------------------------------------------------------
       20,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.), Series A           6.000          07/01/2020   07/01/2007 1              20,423
------------------------------------------------------------------------------------------------------------------------
       30,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.), Series B           6.400          07/01/2028   07/01/2008 1              31,442
------------------------------------------------------------------------------------------------------------------------
       15,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.), Series C           7.150          07/01/2023   07/01/2005 1              15,021
------------------------------------------------------------------------------------------------------------------------
      415,000       Montgomery County, MD Pollution
                    Control (Potomac Electric Power
                    Company)                               5.375          02/15/2024   02/15/2006 1             418,378
------------------------------------------------------------------------------------------------------------------------
       20,000       Prince Georges County, MD Hsg.
                    (Parker Apartments)                    7.250          11/20/2016   11/20/2005 1              20,057
------------------------------------------------------------------------------------------------------------------------
       90,000       Prince Georges County, MD Hsg.
                    Authority (Single Family)              6.150          08/01/2019   08/01/2010 1              94,482
------------------------------------------------------------------------------------------------------------------------
       55,000       Prince Georges County, MD Local
                    Government                             6.050          08/01/2012   08/01/2005 1              55,156
------------------------------------------------------------------------------------------------------------------------
      660,000       Prince Georges County, MD
                    Pollution Control (Potomac
                    Electric Power Company)                6.375          01/15/2023   01/15/2006 1             677,688
------------------------------------------------------------------------------------------------------------------------
       55,000       Takoma Park, MD Hospital
                    Facilities (Washington Adventist
                    Hospital)                              5.500          09/01/2015   09/01/2005 1              56,323
------------------------------------------------------------------------------------------------------------------------


20              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Maryland Continued
$     165,000       Takoma Park, MD Hospital
                    Facilities (Washington Adventist
                    Hospital)                              6.000%         09/01/2021   09/01/2005 1       $     169,122
                                                                                                          --------------
                                                                                                             24,611,627
------------------------------------------------------------------------------------------------------------------------
Massachusetts--2.5%
       25,000       Concord, MA GO                         4.900          07/15/2009   07/15/2005 1              25,047
------------------------------------------------------------------------------------------------------------------------
       15,000       MA Convention Center Authority
                    (Boston Common Parking Garage)         5.375          09/01/2013   09/01/2005 1              15,068
------------------------------------------------------------------------------------------------------------------------
    4,160,000       MA Devel. Finance Agency
                    (VOA Ayer)                             6.200          02/20/2046   02/20/2015 1           4,722,598
------------------------------------------------------------------------------------------------------------------------
       35,000       MA Devel. Finance Authority
                    (Curry College)                        6.000          03/01/2031   03/01/2009 1              37,861
------------------------------------------------------------------------------------------------------------------------
      120,000       MA Educational Financing
                    Authority                              5.550          07/01/2009   07/01/2008 1             120,322
------------------------------------------------------------------------------------------------------------------------
    2,300,000       MA Educational Financing
                    Authority                              5.920          12/01/2014   12/01/2010 1           2,410,032
------------------------------------------------------------------------------------------------------------------------
    1,725,000       MA Educational Financing
                    Authority                              6.000          12/01/2016   12/01/2009 1           1,809,715
------------------------------------------------------------------------------------------------------------------------
       40,000       MA H&EFA (Berkshire Medical
                    Center)                                6.000          10/01/2019   10/01/2005 1              41,093
------------------------------------------------------------------------------------------------------------------------
      320,000       MA H&EFA (Jordan Hospital)             6.875          10/01/2015   10/01/2005 1             326,656
------------------------------------------------------------------------------------------------------------------------
    1,235,000       MA H&EFA (New England Medical
                    Center)                                5.375          07/01/2024   07/01/2006 1           1,249,487
------------------------------------------------------------------------------------------------------------------------
    1,500,000       MA H&EFA (Newton-Wellesley
                    Hospital)                              5.875          07/01/2015   07/01/2005 1           1,532,730
------------------------------------------------------------------------------------------------------------------------
      180,000       MA H&EFA (Schepens Eye Research
                    Institute)                             6.500          07/01/2028   07/01/2009 1             202,210
------------------------------------------------------------------------------------------------------------------------
       20,000       MA H&EFA (South Shore Hospital)        5.500          07/01/2020   07/01/2006 1              20,037
------------------------------------------------------------------------------------------------------------------------
    1,255,000       MA H&EFA (Valley Regional Health
                    System)                                5.750          07/01/2018   07/01/2005 1           1,270,261
------------------------------------------------------------------------------------------------------------------------
      305,000       MA HFA                                 5.550          07/01/2027   07/01/2007 1             316,980
------------------------------------------------------------------------------------------------------------------------
      130,000       MA HFA (Multifamily)                   6.200          12/01/2010   06/01/2006 1             136,214
------------------------------------------------------------------------------------------------------------------------
    1,000,000       MA HFA (Rental)                        5.600          01/01/2045   07/01/2012 1           1,069,660
------------------------------------------------------------------------------------------------------------------------
        5,000       MA HFA, Series 22                      6.100          06/01/2016   12/01/2005 1               5,005
------------------------------------------------------------------------------------------------------------------------
       45,000       MA HFA, Series 26                      5.600          06/01/2025   12/01/2005 1              45,158
------------------------------------------------------------------------------------------------------------------------
        5,000       MA HFA, Series A                       6.100          12/01/2016   12/01/2005 1               5,134
------------------------------------------------------------------------------------------------------------------------
    1,465,000       MA HFA, Series A                       6.150          07/01/2018   07/01/2005 1           1,496,175
------------------------------------------------------------------------------------------------------------------------
       25,000       MA HFA, Series B                       6.400          07/01/2038   07/01/2007 1              26,165
------------------------------------------------------------------------------------------------------------------------
       50,000       MA HFA, Series E                       6.050          07/01/2020   07/01/2009 1              52,532
------------------------------------------------------------------------------------------------------------------------
    2,315,000       MA HFA, Series H                       6.650          07/01/2041   07/01/2010 1           2,538,143
------------------------------------------------------------------------------------------------------------------------
      705,000       MA Industrial Finance Agency
                    (Arbors at Taunton)                    5.300          06/20/2019   06/20/2011 1             745,523
------------------------------------------------------------------------------------------------------------------------
      245,000       MA Industrial Finance Agency
                    (Avon Associates)                      5.375          04/01/2020   10/01/2005 1             245,473
------------------------------------------------------------------------------------------------------------------------
    1,000,000       MA Industrial Finance Agency
                    (Heights Crossing)                     6.150          02/01/2035   02/01/2006 1           1,033,950
------------------------------------------------------------------------------------------------------------------------
    2,435,000       MA Industrial Finance Agency
                    (Massachussetts American Water
                    Company)                               6.250          12/01/2010   12/01/2005 1           2,567,586
------------------------------------------------------------------------------------------------------------------------
      930,000       MA Industrial Finance Agency
                    (Massachussetts American Water
                    Company)                               6.750          12/01/2025   12/01/2005 1             978,304
------------------------------------------------------------------------------------------------------------------------


21              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Massachusetts Continued
$   2,530,000       MA Industrial Finance Agency
                    (Massachussetts American Water
                    Company)                               6.900%         12/01/2029   12/01/2005 1       $   2,666,822
------------------------------------------------------------------------------------------------------------------------
    1,600,000       MA Industrial Finance Agency
                    (TNG Draper Place)                     6.450          08/20/2039   08/20/2008 1           1,777,680
------------------------------------------------------------------------------------------------------------------------
      290,000       MA Port Authority Special
                    Facilities (Bosfuel Corp.)             5.750          07/01/2039   07/01/2007 1             308,946
------------------------------------------------------------------------------------------------------------------------
      120,000       MA Port Authority Special
                    Facilities (US Airways)                5.875          09/01/2023   09/01/2006 1             125,189
------------------------------------------------------------------------------------------------------------------------
    3,915,000       University of Lowell, MA
                    Building Authority                     5.625          11/01/2014   11/01/2005 1           4,053,826
                                                                                                          --------------
                                                                                                             33,977,582
------------------------------------------------------------------------------------------------------------------------
Michigan--1.9%
       40,000       Detroit, MI Hsg. Finance Corp.
                    (Across The Park Section 8
                    Elderly Hsg.)                          7.875          06/01/2010   12/01/2005 1              40,558
------------------------------------------------------------------------------------------------------------------------
       50,000       Devon Trace, MI Hsg. Corp.             7.375          08/01/2023   12/01/2005 1              50,152
------------------------------------------------------------------------------------------------------------------------
       30,000       Farmington Hills, MI Economic
                    Devel. Corp. (Botsford General
                    Hospital)                              5.700          02/15/2015   02/15/2006 1              30,664
------------------------------------------------------------------------------------------------------------------------
       90,000       Farmington Hills, MI Economic
                    Devel. Corp. (Botsford General
                    Hospital)                              5.750          02/15/2025   08/15/2005 1              91,990
------------------------------------------------------------------------------------------------------------------------
       20,000       Gratiot County, MI Economic
                    Devel. Corp. (Michigan Masonic
                    Home)                                  5.000          11/15/2020   11/15/2005 1              20,121
------------------------------------------------------------------------------------------------------------------------
       35,000       Melvindale, MI Water Supply &
                    Sewer                                  5.700          06/01/2016   06/01/2006 1              35,760
------------------------------------------------------------------------------------------------------------------------
       20,000       MI Higher Education Student Loan
                    Authority                              5.400          06/01/2018   06/01/2008 1              20,850
------------------------------------------------------------------------------------------------------------------------
    1,585,000       MI Hospital Finance Authority
                    (Detroit Sinai Hospital)               6.000          01/01/2008   07/29/2006 3           1,579,199
------------------------------------------------------------------------------------------------------------------------
       20,000       MI Hospital Finance Authority
                    (St. John Hospital)                    5.750          05/15/2016   11/15/2005 1              21,332
------------------------------------------------------------------------------------------------------------------------
       45,000       MI Hsg. Devel. Authority (BGC-II
                    Nonprofit Hsg. Corp.)                  5.500          01/15/2018   07/15/2006 1              45,486
------------------------------------------------------------------------------------------------------------------------
      775,000       MI Hsg. Devel. Authority, Series
                    A                                      5.300          10/01/2037   04/01/2009 1             793,166
------------------------------------------------------------------------------------------------------------------------
       10,000       MI Hsg. Devel. Authority, Series
                    B                                      6.150          10/01/2015   12/01/2005 1              10,214
------------------------------------------------------------------------------------------------------------------------
    1,930,000       MI Job Devel. Authority
                    Pollution Control (General
                    Motors Corp.)                          5.550          04/01/2009   04/01/2009             1,929,904
------------------------------------------------------------------------------------------------------------------------
       95,000       MI Municipal Bond Authority            6.000          12/01/2013   12/01/2005 1              97,158
------------------------------------------------------------------------------------------------------------------------
       10,000       MI Municipal Bond Authority            6.100          05/01/2011   11/01/2005 1              10,028
------------------------------------------------------------------------------------------------------------------------
       85,000       MI Municipal Bond Authority            6.125          12/01/2018   12/01/2005 1              86,930
------------------------------------------------------------------------------------------------------------------------
        5,000       MI Municipal Bond Authority            7.200          11/01/2020   11/01/2005 1               5,202
------------------------------------------------------------------------------------------------------------------------
      520,000       MI Strategic Fund Limited
                    Obligation (Ford Motor Company),
                    Series A                               6.550          10/01/2022   10/01/2005 1             520,083
------------------------------------------------------------------------------------------------------------------------
      125,000       MI Strategic Fund Limited
                    Obligation (Ford Motor Company),
                    Series A                               7.100          02/01/2006   02/01/2006               126,861
------------------------------------------------------------------------------------------------------------------------


22              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Michigan Continued
$   8,000,000       MI Strategic Fund Limited
                    Obligation (The Detroit Edison
                    Company)                               6.400%         09/01/2025   09/01/2005 1       $   8,204,960
------------------------------------------------------------------------------------------------------------------------
    9,685,000       MI Strategic Fund Pollution
                    Control (General Motors
                    Corporation)                           6.200          09/01/2020   09/01/2007 1           9,756,863
------------------------------------------------------------------------------------------------------------------------
    1,000,000       MI Strategic Fund Solid Waste
                    (S.D. Warren & Company)                7.375          01/15/2022   01/15/2006 1           1,047,490
------------------------------------------------------------------------------------------------------------------------
      750,000       Mount Clemens, MI Hsg. Corp.
                    (FHA Section 8), Series A              6.600          06/01/2022   12/01/2005 1             769,313
------------------------------------------------------------------------------------------------------------------------
       35,000       Portage, MI Lake Water & Sewer
                    Authority                              6.200          10/01/2020   10/01/2005 1              36,021
------------------------------------------------------------------------------------------------------------------------
       95,000       Royal Oak, MI Hospital Finance
                    Authority (William Beaumont
                    Hospital)                              5.500          01/01/2018   01/01/2006 1              97,818
------------------------------------------------------------------------------------------------------------------------
       70,000       Tri-City Village, MI Hsg. Corp.
                    (Tri-City Apartments)                  7.750          08/15/2023   08/15/2005 1              70,328
------------------------------------------------------------------------------------------------------------------------
       50,000       Wayne, MI State University             5.650          11/15/2015   11/15/2005 1              50,116
                                                                                                          --------------
                                                                                                             25,548,567
------------------------------------------------------------------------------------------------------------------------
Minnesota--0.2%
       70,000       Brainerd, MN Health Care
                    Facilities (Benedictine Health
                    System)                                6.000          02/15/2020   02/15/2006 1              70,175
------------------------------------------------------------------------------------------------------------------------
      990,000       Mahtomedi, MN Multifamily
                    (Briarcliff)                           7.350          06/01/2036   06/01/2008 1           1,020,056
------------------------------------------------------------------------------------------------------------------------
       20,000       Minneapolis & St. Paul, MN Hsg.
                    & Redevel. Authority (Children's
                    Health Care)                           5.500          08/15/2025   08/15/2005 1              20,473
------------------------------------------------------------------------------------------------------------------------
      800,000       MN (Duluth Airport)                    6.250          08/01/2014   08/01/2005 1             802,400
------------------------------------------------------------------------------------------------------------------------
    1,000,000       MN Agricultural & Economic
                    Devel. Board                           7.250          08/01/2020   08/01/2008 1           1,081,260
------------------------------------------------------------------------------------------------------------------------
       45,000       MN HFA (Single Family Mtg.)            5.600          07/01/2022   08/01/2007 2              46,339
------------------------------------------------------------------------------------------------------------------------
       15,000       MN HFA (Single Family Mtg.),
                    Series D-2                             5.950          01/01/2017   07/01/2005 1              15,020
------------------------------------------------------------------------------------------------------------------------
       40,000       MN HFA (Single Family Mtg.),
                    Series H                               6.500          01/01/2026   07/01/2005 1              40,129
------------------------------------------------------------------------------------------------------------------------
       55,000       Plymouth, MN Health Facilities
                    (Healthspan Health System/North
                    Memorial Medical Center)               6.250          06/01/2016   12/01/2005 1              57,706
                                                                                                          --------------
                                                                                                              3,153,558
------------------------------------------------------------------------------------------------------------------------
Mississippi--0.5%
    1,000,000       Alcorn County, MS Hospital
                    (Magnolia Regional Health Center)      5.750          10/01/2013   10/01/2005 1           1,036,440
------------------------------------------------------------------------------------------------------------------------
       40,000       Gulfport, MS Hospital Facility
                    (Gulfport Memorial Hospital)           6.125          07/01/2015   07/01/2005 1              40,503
------------------------------------------------------------------------------------------------------------------------
       25,000       Jones County, MS Solid Waste
                    Disposal (International Paper
                    Company)                               5.800          10/01/2021   10/01/2009 1              25,964
------------------------------------------------------------------------------------------------------------------------
      120,000       MS Business Finance Corp. (E.I.
                    DuPont de Nemours & Company)           7.150          05/01/2016   11/01/2005 1             123,252
------------------------------------------------------------------------------------------------------------------------
    1,500,000       MS Business Finance Corp.
                    (System Energy Resources)              5.875          04/01/2022   10/01/2005 1           1,525,935
------------------------------------------------------------------------------------------------------------------------


23              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Mississippi Continued
$   2,750,000       MS Higher Education Assistance
                    Corp., Series C                        6.750%         09/01/2014   03/01/2006 1       $   2,801,645
------------------------------------------------------------------------------------------------------------------------
       25,000       MS Home Corp. (Government
                    National Mortgage Assn.
                    Collateral Mtg.), Series B             6.500          12/01/2024   12/01/2005 1              25,047
------------------------------------------------------------------------------------------------------------------------
      380,000       MS Home Corp. (Single Family
                    Mtg.)                                  6.250          12/01/2016   12/01/2007 1             388,052
------------------------------------------------------------------------------------------------------------------------
      840,000       MS Home Corp. (Single Family
                    Mtg.), Series I                        7.375          06/01/2028   12/01/2011 1             862,050
------------------------------------------------------------------------------------------------------------------------
       30,000       MS Home Corp., Series A                6.300          06/01/2031   06/01/2014 1              31,888
------------------------------------------------------------------------------------------------------------------------
      285,000       MS Home Corp., Series B                6.625          04/01/2027   10/01/2005 1             291,031
------------------------------------------------------------------------------------------------------------------------
       20,000       Tupelo, MS GO                          5.900          08/01/2013   08/01/2005 1              20,051
                                                                                                          --------------
                                                                                                              7,171,858
------------------------------------------------------------------------------------------------------------------------
Missouri--1.2%
    1,395,000       Branson, MO IDA (Branson Hills)        6.250          05/01/2013   05/05/2011 3           1,410,945
------------------------------------------------------------------------------------------------------------------------
       65,000       Cameron, MO IDA Health
                    Facilities (Cameron Community
                    Hospital)                              6.375          12/01/2029   12/01/2010 1              70,918
------------------------------------------------------------------------------------------------------------------------
    4,095,000       Hanley/Eager Road, MO
                    Transportation Devel. District         6.750          12/01/2028   12/01/2010 4           4,095,450
------------------------------------------------------------------------------------------------------------------------
       20,000       Lees Summit, MO Tax (Summitwoods
                    Crossing)                              6.250          05/01/2017   05/01/2008 1              20,676
------------------------------------------------------------------------------------------------------------------------
    1,200,000       Maplewood, MO Tax (Maplewood
                    South Redevel.)                        5.200          11/01/2022   09/01/2012 2           1,208,832
------------------------------------------------------------------------------------------------------------------------
      500,000       MO COP (Psychiatric
                    Rehabilitation Center)                 5.800          01/15/2016   01/15/2006 1             508,605
------------------------------------------------------------------------------------------------------------------------
       15,000       MO Economic Devel. Export &
                    Infrastructure (Peculiar, MO) 5        6.000          03/01/2007   09/01/2005 1              15,028
------------------------------------------------------------------------------------------------------------------------
       50,000       MO Environmental Improvement &
                    Energy Resources Authority
                    (Missouri-American Water Company)      5.500          01/01/2023   01/01/2006 1              50,085
------------------------------------------------------------------------------------------------------------------------
       20,000       MO Environmental Improvement &
                    Energy Resources Authority
                    (Missouri-American Water Company)      5.850          07/01/2026   07/01/2005 1              20,043
------------------------------------------------------------------------------------------------------------------------
       20,000       MO Environmental Improvement &
                    Energy Resources Authority (St.
                    Louis County Water Company)            5.500          02/01/2023   02/01/2006 1              20,034
------------------------------------------------------------------------------------------------------------------------
       60,000       MO Environmental Improvement &
                    Energy Resources Authority (St.
                    Louis County Water Company)            5.500          11/01/2026   11/01/2005 1              60,407
------------------------------------------------------------------------------------------------------------------------
       10,000       MO Environmental Improvement &
                    Energy Resources Authority (St.
                    Louis County Water Company)            5.700          06/01/2025   06/01/2006 1              10,020
------------------------------------------------------------------------------------------------------------------------
       50,000       MO H&EFA (Freeman Health System)       5.500          02/15/2024   08/15/2005 1              50,592
------------------------------------------------------------------------------------------------------------------------
       10,000       MO Hsg. Devel. Commission
                    (Single Family Hsg.)                   6.000          09/01/2015   03/01/2009 1              10,041
------------------------------------------------------------------------------------------------------------------------
       65,000       MO Hsg. Devel. Commission
                    (Single Family Hsg.)                   6.100          09/01/2024   09/01/2009 1              66,527
------------------------------------------------------------------------------------------------------------------------
    1,470,000       MO Hsg. Devel. Commission
                    (Single Family Hsg.)                   6.450          09/01/2029   05/01/2006 2           1,540,442
------------------------------------------------------------------------------------------------------------------------


24              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Missouri Continued
$     335,000       MO Hsg. Devel. Commission
                    (Single Family Hsg.)                   7.250%         09/01/2026   09/01/2005 2       $     336,879
------------------------------------------------------------------------------------------------------------------------
    2,500,000       Richmond Heights, MO Tax
                    Increment & Transportation Sales
                    Tax                                    5.200          11/01/2021   05/01/2012 1           2,511,375
------------------------------------------------------------------------------------------------------------------------
    2,215,000       Springfield, MO Land Clearance
                    Devel. Authority (University
                    Plaza Redevel. Corp.)                  6.600          10/01/2011   10/01/2006 1           2,344,090
------------------------------------------------------------------------------------------------------------------------
      500,000       St. Joseph, MO IDA (Shoppes at
                    North Village)                         5.100          11/01/2019   11/01/2014 1             506,375
------------------------------------------------------------------------------------------------------------------------
       15,000       St. Louis County, MO IDA
                    (Covington Manor Apartments)           6.200          08/20/2020   08/20/2011 1              15,917
------------------------------------------------------------------------------------------------------------------------
      130,000       St. Louis, MO IDA
                    (Anheuser-Busch Companies)             5.875          11/01/2026   11/01/2005 1             133,283
------------------------------------------------------------------------------------------------------------------------
    1,000,000       St. Louis, MO IDA (Kiel Center
                    Multipurpose Arena)                    7.750          12/01/2013   12/01/2005 1           1,018,800
------------------------------------------------------------------------------------------------------------------------
       10,000       University City, MO IDA
                    (Canterbury Gardens)                   5.900          12/20/2020   12/20/2005 1              10,312
                                                                                                          --------------
                                                                                                             16,035,676
------------------------------------------------------------------------------------------------------------------------
Montana--0.2%
       35,000       Crow, MT Finance Authority
                    (Tribal)                               5.650          10/01/2017   10/01/2007 1              37,015
------------------------------------------------------------------------------------------------------------------------
      120,000       Crow, MT Finance Authority
                    (Tribal)                               5.700          10/01/2027   10/01/2009 1             125,372
------------------------------------------------------------------------------------------------------------------------
      120,000       Forsyth, MT Pollution Control
                    (Northwestern Corp.)                   5.900          12/01/2023   12/01/2005 1             120,084
------------------------------------------------------------------------------------------------------------------------
    1,520,000       Forsyth, MT Pollution Control
                    (Northwestern Corp.)                   6.125          05/01/2023   11/01/2005 1           1,539,395
------------------------------------------------------------------------------------------------------------------------
      130,000       MT Board of Hsg. (Single Family)       6.150          06/01/2030   06/01/2007 1             132,808
------------------------------------------------------------------------------------------------------------------------
       60,000       MT Higher Education Student
                    Assistance Corp.                       5.500          12/01/2031   12/01/2008 1              62,182
                                                                                                          --------------
                                                                                                              2,016,856
------------------------------------------------------------------------------------------------------------------------
Nebraska--0.0%
       35,000       Dawson County, NE Sanitation
                    & Improvement District                 5.550          02/01/2017   02/01/2006 1              35,011
------------------------------------------------------------------------------------------------------------------------
       35,000       NE Investment Finance Authority
                    (Single Family Hsg.)                   6.700          09/01/2026   03/01/2006 1              35,713
------------------------------------------------------------------------------------------------------------------------
       20,000       NE Investment Finance Authority
                    (Single Family Hsg.), Series C         6.250          03/01/2021   05/01/2009 1              20,091
------------------------------------------------------------------------------------------------------------------------
        5,000       NE Investment Finance Authority,
                    Series B                               6.400          09/01/2026   09/01/2005 1               5,080
------------------------------------------------------------------------------------------------------------------------
      105,000       NE Student Loan (Nebhelp Inc.)         6.000          06/01/2028   09/10/2005 1             106,656
                                                                                                          --------------
                                                                                                                202,551
------------------------------------------------------------------------------------------------------------------------
Nevada--2.2%
      745,000       Clark County, NV Industrial
                    Devel. (Nevada Power Company)          5.600          10/01/2030   07/01/2005 1             752,703
------------------------------------------------------------------------------------------------------------------------
      830,000       Clark County, NV Industrial
                    Devel. (Nevada Power Company),
                    Series A                               6.700          06/01/2022   12/01/2005 1             843,579
------------------------------------------------------------------------------------------------------------------------
    8,555,000       Las Vegas, NV Paiute Tribe,
                    Series A                               6.125          11/01/2012   05/30/2010 3           9,421,023
------------------------------------------------------------------------------------------------------------------------
      200,000       Las Vegas, NV Paiute Tribe,
                    Series A                               6.625          11/01/2017   11/01/2012 1             227,396
------------------------------------------------------------------------------------------------------------------------
       40,000       NV Hsg. Division (Campaige Place)      5.450          10/01/2018   10/01/2008 1              41,010
------------------------------------------------------------------------------------------------------------------------


25              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
$      20,000       NV Hsg. Division (Single Family
                    Mtg.), Series B                        5.650%         10/01/2021   10/01/2010 1       $      20,824
------------------------------------------------------------------------------------------------------------------------
       25,000       NV Hsg. Division (Single Family
                    Mtg.), Series D-2                      6.350          04/01/2028   04/01/2008 1              25,736
------------------------------------------------------------------------------------------------------------------------
       25,000       Reno, NV Hsg. Authority
                    (Ala Moana Apartments)                 6.600          07/01/2026   07/01/2006 1              25,293
------------------------------------------------------------------------------------------------------------------------
    3,000,000       Reno, NV Redevel. Agency Tax
                    Allocation, Series A                   6.200          06/01/2018   12/01/2005 1           3,010,500
------------------------------------------------------------------------------------------------------------------------
      100,000       Washoe County, NV Gas & Water
                    Facilities (Sierra Pacific Power
                    Company)                               5.900          06/01/2023   12/01/2005 1             100,253
------------------------------------------------------------------------------------------------------------------------
       50,000       Washoe County, NV Gas & Water
                    Facilities (Sierra Pacific Power
                    Company)                               6.300          12/01/2014   07/23/2005 1              51,465
------------------------------------------------------------------------------------------------------------------------
    5,085,000       Washoe County, NV Gas Facility
                    (Sierra Pacific Power Company)         6.700          11/01/2032   11/01/2005 1           5,205,006
------------------------------------------------------------------------------------------------------------------------
       30,000       Washoe County, NV Water Facility
                    (Sierra Pacific Power Company)         5.900          06/01/2023   12/01/2005 1              30,076
------------------------------------------------------------------------------------------------------------------------
   10,050,000       Washoe County, NV Water Facility
                    (Sierra Pacific Power Company)         6.650          06/01/2017   12/01/2005 1          10,421,750
                                                                                                          --------------
                                                                                                             30,176,614
------------------------------------------------------------------------------------------------------------------------
New Hampshire--0.4%
    2,000,000       Manchester, NH Hsg. & Redevel.
                    Authority, Series A                    6.750          01/01/2014   01/01/2010 1           2,186,840
------------------------------------------------------------------------------------------------------------------------
      120,000       NH HE&H Facilities Authority
                    (Colby-Sawyer College)                 6.800          06/01/2006   06/01/2006               120,994
------------------------------------------------------------------------------------------------------------------------
      210,000       NH HE&H Facilities Authority
                    (Dartmouth College)                    5.450          06/01/2025   12/01/2005 1             214,582
------------------------------------------------------------------------------------------------------------------------
    2,900,000       NH HE&H Facilities Authority
                    (United Church of Christ
                    Retirement Community)                  7.350          01/01/2018   01/01/2006 1           2,986,768
------------------------------------------------------------------------------------------------------------------------
       10,000       NH HFA                                 6.125          01/01/2018   07/01/2005 1              10,112
------------------------------------------------------------------------------------------------------------------------
       10,000       NH HFA (Mariners Village)              6.500          07/01/2026   01/01/2006 1              10,211
------------------------------------------------------------------------------------------------------------------------
       95,000       NH HFA (Single Family Mtg.)            6.050          07/01/2025   07/01/2005 1              97,194
------------------------------------------------------------------------------------------------------------------------
       15,000       NH HFA (Single Family Mtg.),
                    Series B                               6.050          07/01/2025   07/01/2005 1              15,324
------------------------------------------------------------------------------------------------------------------------
       70,000       NH HFA (Single Family Mtg.),
                    Series C                               6.900          07/01/2019   07/01/2006 2              70,378
                                                                                                          --------------
                                                                                                              5,712,403
------------------------------------------------------------------------------------------------------------------------
New Jersey--8.3%
   10,885,000       Delaware River Port Authority
                    PA/NJ                                  5.500          01/01/2026   01/01/2006 1          11,247,906
------------------------------------------------------------------------------------------------------------------------
   10,000,000       NJ EDA (Cigarette Tax)                 5.625          06/15/2018   06/15/2009 1          10,704,500
------------------------------------------------------------------------------------------------------------------------
   14,000,000       NJ EDA (Cigarette Tax)                 5.625          06/15/2019   06/15/2010 1          15,141,280
------------------------------------------------------------------------------------------------------------------------
    3,500,000       NJ EDA (Continental Airlines)          6.625          09/15/2012   09/15/2012             3,346,280
------------------------------------------------------------------------------------------------------------------------
    1,000,000       NJ EDA (RWJ Hospital/CCC/RWJ)          6.500          07/01/2024   07/01/2005 1           1,012,420
------------------------------------------------------------------------------------------------------------------------
    5,000,000       NJ EDA (Trigen-Trenton District
                    Energy Company)                        6.200          12/01/2010   12/01/2005 1           5,009,650
------------------------------------------------------------------------------------------------------------------------


26              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
$     745,000       NJ Health Care Facilities
                    Financing Authority (Raritan Bay
                    Medical Center)                        7.250%         07/01/2014   07/01/2005 1       $     787,130
------------------------------------------------------------------------------------------------------------------------
      750,000       NJ Tobacco Settlement Financing
                    Corp.                                  6.125          06/01/2024   06/12/2010 2             803,063
------------------------------------------------------------------------------------------------------------------------
   57,190,000       NJ Tobacco Settlement Financing
                    Corp. (TASC)                           5.750          06/01/2032   06/01/2012 1          59,501,048
------------------------------------------------------------------------------------------------------------------------
       80,000       NJ Tobacco Settlement Financing
                    Corp. (TASC)                           6.000          06/01/2037   06/01/2012 1              83,865
------------------------------------------------------------------------------------------------------------------------
    4,335,000       NJ Tobacco Settlement Financing
                    Corp. (TASC)                           6.375          06/01/2032   06/01/2013 1           4,676,555
------------------------------------------------------------------------------------------------------------------------
      865,000       NJ Tobacco Settlement Financing
                    Corp. (TASC)                           6.750          06/01/2039   06/01/2013 1             971,966
------------------------------------------------------------------------------------------------------------------------
    1,425,000       NJ Tobacco Settlement Financing
                    Corp. (TASC)                           7.000          06/01/2041   06/01/2013 1           1,629,445
------------------------------------------------------------------------------------------------------------------------
       15,000       Salem County, NJ Industrial
                    Pollution Control Financing
                    Authority (E.I. DuPont de
                    Nemours)                               6.500          11/15/2021   11/15/2005 1              15,251
                                                                                                          --------------
                                                                                                            114,930,359
------------------------------------------------------------------------------------------------------------------------
New Mexico--0.8%
    3,500,000       Bernalillo County, NM
                    Multifamily Hsg. (Mountain View)       7.500          09/20/2033   09/20/2008 1           3,915,345
------------------------------------------------------------------------------------------------------------------------
    1,010,000       Farmington, NM Pollution Control       5.800          04/01/2022   04/01/2006 1           1,045,390
------------------------------------------------------------------------------------------------------------------------
      300,000       Farmington, NM Pollution Control
                    (Public Service Company of New
                    Mexico)                                5.800          04/01/2022   04/01/2006 1             308,421
------------------------------------------------------------------------------------------------------------------------
    4,075,000       Farmington, NM Pollution Control
                    (Public Service Company of New
                    Mexico)                                6.300          12/01/2016   12/01/2008 1           4,259,598
------------------------------------------------------------------------------------------------------------------------
    1,060,000       Farmington, NM Pollution Control
                    (Public Service Company of New
                    Mexico)                                6.375          04/01/2022   04/01/2007 1           1,140,666
------------------------------------------------------------------------------------------------------------------------
       15,000       Gallup, NM Pollution Control
                    (Plains Electric Generation &
                    Transmission)                          6.650          08/15/2017   08/15/2005 1              15,034
------------------------------------------------------------------------------------------------------------------------
       25,000       Hobbs, NM Health Facilities
                    (Evangelical Lutheran Good
                    Samaritan Society)                     5.500          05/01/2026   05/01/2006 1              25,932
------------------------------------------------------------------------------------------------------------------------
       10,000       NM Mtg. Finance Authority
                    (Single Family), Series C              6.200          07/01/2026   07/01/2007 1              10,212
------------------------------------------------------------------------------------------------------------------------
        5,000       NM Mtg. Finance Authority
                    (Single Family), Series D              5.875          09/01/2021   03/01/2010 1               5,137
------------------------------------------------------------------------------------------------------------------------
       15,000       NM Mtg. Finance Authority
                    (Single Family)                        5.700          09/01/2014   09/01/2009 1              15,381
------------------------------------------------------------------------------------------------------------------------
      150,000       NM Regional Hsg. Authority
                    (Washington Place Apartments)          5.500          08/15/2020   02/15/2013 1             159,981
------------------------------------------------------------------------------------------------------------------------
       40,000       Santa Fe, NM Single Family Mtg.
                    (FNMA & GNMA Mtg. Backed
                    Securities), Series A                  6.300          11/01/2028   11/01/2005 1              40,960
                                                                                                          --------------
                                                                                                             10,942,057


27              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
New York--0.6%
$   5,000,000       NY Tobacco Settlement Financing
                    Corp. DRIVERS 5                        8.422% 6       06/01/2017   06/01/2011 1       $   6,063,450
------------------------------------------------------------------------------------------------------------------------
    1,945,000       NYC GO                                 5.750          02/01/2020   02/01/2006 1           2,002,436
                                                                                                          --------------
                                                                                                              8,065,886
------------------------------------------------------------------------------------------------------------------------
North Carolina--1.5%
      370,000       Asheville, NC COP                      6.500          02/01/2008   08/01/2005 1             371,114
------------------------------------------------------------------------------------------------------------------------
       80,000       Burlington, NC Public Housing
                    Assistance Corporation
                    (Alamance Plaza)                       6.750          07/01/2024   07/01/2005 1              80,339
------------------------------------------------------------------------------------------------------------------------
      160,000       Charlotte-Mecklenburg, NC
                    Hospital Authority (Carolinas
                    Medical Center)                        5.875          01/15/2026   01/15/2006 1             165,397
------------------------------------------------------------------------------------------------------------------------
      140,000       Charlotte-Mecklenburg, NC
                    Hospital Authority (Carolinas
                    Medical Center)                        5.750          01/15/2021   01/15/2006 1             144,812
------------------------------------------------------------------------------------------------------------------------
       20,000       Columbus, NC IFPCFA
                    (International Paper Corp.)            6.150          04/01/2021   04/01/2007 1              20,834
------------------------------------------------------------------------------------------------------------------------
       35,000       Fayetteville, NC State University      8.200          10/01/2009   10/01/2005 1              35,152
------------------------------------------------------------------------------------------------------------------------
    1,535,000       Haywood County, NC IFPCFA
                    (Champion International Corp.)         5.500          10/01/2018   10/01/2005 1           1,562,108
------------------------------------------------------------------------------------------------------------------------
      485,000       Haywood County, NC IFPCFA
                    (Champion International Corp.)         5.750          12/01/2025   12/01/2007 1             493,182
------------------------------------------------------------------------------------------------------------------------
       50,000       Haywood County, NC IFPCFA
                    (Champion International Corp.)         6.250          09/01/2025   09/01/2005 1              51,144
------------------------------------------------------------------------------------------------------------------------
       50,000       Haywood County, NC IFPCFA
                    (Champion International Corp.)         6.850          05/01/2014   11/01/2005 1              50,470
------------------------------------------------------------------------------------------------------------------------
    1,955,000       Kinston, NC Hsg. Authority
                    (Kinston Towers)                       6.750          12/01/2018   12/01/2005 1           1,980,493
------------------------------------------------------------------------------------------------------------------------
    1,245,000       Martin County, NC IFPCFA
                    (Weyerhaeuser Company)                 6.000          11/01/2025   11/01/2007 1           1,274,743
------------------------------------------------------------------------------------------------------------------------
      610,000       NC Eastern Municipal Power
                    Agency, Series B                       5.500          01/01/2017   07/01/2005 1             611,257
------------------------------------------------------------------------------------------------------------------------
      565,000       NC Eastern Municipal Power
                    Agency, Series B                       5.500          01/01/2021   07/01/2005 1             566,147
------------------------------------------------------------------------------------------------------------------------
      790,000       NC Eastern Municipal Power
                    Agency, Series B                       5.500          01/01/2021   07/01/2005 1             791,604
------------------------------------------------------------------------------------------------------------------------
      530,000       NC Eastern Municipal Power
                    Agency, Series B                       5.500          01/01/2021   01/01/2006 1             539,779
------------------------------------------------------------------------------------------------------------------------
       30,000       NC Eastern Municipal Power
                    Agency, Series B                       6.250          01/01/2023   07/01/2005 1              30,087
------------------------------------------------------------------------------------------------------------------------
    6,865,000       NC HFA                                 5.750          03/01/2017   03/01/2007 1           7,062,506
------------------------------------------------------------------------------------------------------------------------
    3,770,000       NC HFA                                 6.000          07/01/2016   07/01/2009 1           3,919,782
------------------------------------------------------------------------------------------------------------------------
       45,000       NC HFA, Series H                       5.950          07/01/2021   01/01/2006 1              46,194
------------------------------------------------------------------------------------------------------------------------
        5,000       NC HFA, Series JJ                      6.450          09/01/2027   03/01/2008 1               5,196
------------------------------------------------------------------------------------------------------------------------
       10,000       NC HFA, Series Z                       6.600          09/01/2026   09/01/2006 1              10,179
------------------------------------------------------------------------------------------------------------------------
       30,000       NC HFA (Single Family Mtg.)            5.600          09/01/2019   09/01/2007 1              31,064
------------------------------------------------------------------------------------------------------------------------
       10,000       NC Medical Care Commission
                    Hospital (Almance Health System)       5.500          08/15/2013   08/15/2005 1              10,033
------------------------------------------------------------------------------------------------------------------------


28              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
North Carolina Continued
$   1,000,000       NC Student Education Assistance
                    Authority (Guaranteed Student
                    Loan)                                  6.350%         07/01/2016   07/01/2006 1       $   1,040,380
------------------------------------------------------------------------------------------------------------------------
       50,000       Northampton County, NC IFPCFA
                    (Champion International Corp.)         6.450          11/01/2029   11/01/2009 1              53,985
                                                                                                          --------------
                                                                                                             20,947,981
------------------------------------------------------------------------------------------------------------------------
North Dakota--0.0%
       30,000       ND Water Commission
                    (Southwest Pipeline)                   5.700          07/01/2017   07/01/2007 1              31,584
------------------------------------------------------------------------------------------------------------------------
Ohio--3.7%
    3,000,000       Akron, Bath, Copley, OH Joint
                    Township Hospital District
                    (Akron General Medical Center)         5.375          01/01/2017   01/01/2007 1           3,155,160
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Akron, Bath, Copley, OH Joint
                    Township Hospital District
                    (Akron General Medical Center)         5.500          01/01/2008   01/01/2006 1           1,002,200
------------------------------------------------------------------------------------------------------------------------
       45,000       Akron, Bath, Copley, OH Joint
                    Township Hospital District
                    (Akron General Medical Center)         5.500          01/01/2021   01/01/2006 1              45,087
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Canton, OH Waterworks System           5.850          12/01/2015   12/01/2005 1           1,033,360
------------------------------------------------------------------------------------------------------------------------
    1,350,000       Cleveland, OH Airport
                    (Continental Airlines)                 5.500          12/01/2008   01/09/2007 3           1,288,130
------------------------------------------------------------------------------------------------------------------------
       25,000       Cleveland, OH Parking Facility         5.500          09/15/2022   09/15/2006 1              26,206
------------------------------------------------------------------------------------------------------------------------
       50,000       Columbus, OH Sewer Improvement
                    Bonds                                  6.000          09/15/2010   09/15/2005 1              50,366
------------------------------------------------------------------------------------------------------------------------
       15,000       Conneaut, OH Hsg. (Section 8
                    Assisted Project)                      5.625          07/01/2022   07/01/2006 1              15,163
------------------------------------------------------------------------------------------------------------------------
       30,000       Coshocton County, OH Solid Waste
                    Disposal (Stone Container Corp.)       7.875          08/01/2013   08/01/2005 1              30,129
------------------------------------------------------------------------------------------------------------------------
      155,000       Cuyahoga County, OH Hospital
                    (University Hospitals Health
                    System)                                5.625          01/15/2026   01/15/2006 1             160,064
------------------------------------------------------------------------------------------------------------------------
       10,000       Cuyahoga County, OH Hospital
                    (University Hospitals of
                    Cleveland)                             9.000          06/01/2011   12/01/2005 1              11,882
------------------------------------------------------------------------------------------------------------------------
       40,000       Cuyahoga County, OH Hsg.
                    (Dalebridge Apartments)                6.600          10/20/2030   10/20/2005 1              40,964
------------------------------------------------------------------------------------------------------------------------
    1,500,000       Eaton, OH Industrial Devel.
                    (Baxter International)                 6.500          12/01/2012   12/01/2005 1           1,562,250
------------------------------------------------------------------------------------------------------------------------
      175,000       Fairfield County, OH Hospital
                    Improvement (Lancaster-Fairfield
                    Community Hospital)                    5.500          06/15/2021   12/15/2005 1             177,242
------------------------------------------------------------------------------------------------------------------------
   11,105,000       Franklin County, OH Mtg.               5.600          04/20/2039   10/20/2010 1          11,564,969
------------------------------------------------------------------------------------------------------------------------
       40,000       Hamilton County, OH
                    (Judson Care Center)                   6.500          08/01/2026   08/01/2006 1              42,333
------------------------------------------------------------------------------------------------------------------------
       25,000       Lorain County, OH Elderly Hsg.
                    Corp. (Harr Plaza)                     6.375          07/15/2019   07/15/2005 1              25,020
------------------------------------------------------------------------------------------------------------------------
       30,000       Middletown, OH GO                      6.050          12/01/2013   12/01/2005 1              30,383
------------------------------------------------------------------------------------------------------------------------
      375,000       Montgomery County, OH Hospital
                    Revenue (Kettering Medical
                    Center)                                5.500          04/01/2026   04/01/2006 1             388,583
------------------------------------------------------------------------------------------------------------------------
       25,000       Montgomery County, OH
                    Multifamily Hsg. (Creekside
                    Villas)                                6.000          09/01/2031   09/01/2009 1              26,067
------------------------------------------------------------------------------------------------------------------------


29              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Ohio Continued
$   1,880,000       Northeast, OH Regional Sewer
                    District                               5.600%         11/15/2013   11/15/2005 1       $   1,925,947
------------------------------------------------------------------------------------------------------------------------
    1,500,000       Northeast, OH Regional Sewer
                    District                               5.600          11/15/2014   11/15/2005 1           1,540,230
------------------------------------------------------------------------------------------------------------------------
    3,130,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating
                    Company)                               6.000          12/01/2013   12/01/2009 1           3,271,069
------------------------------------------------------------------------------------------------------------------------
      145,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating
                    Company)                               6.000          08/01/2020   08/01/2007 1             152,924
------------------------------------------------------------------------------------------------------------------------
    1,500,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating
                    Company)                               6.100          08/01/2020   08/01/2009 1           1,573,635
------------------------------------------------------------------------------------------------------------------------
       25,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating
                    Company)                               7.700          08/01/2025   08/01/2005 1              25,616
------------------------------------------------------------------------------------------------------------------------
      110,000       OH Air Quality Devel. Authority
                    (Dayton Power & Light Company)         6.400          08/15/2027   08/15/2005 1             112,277
------------------------------------------------------------------------------------------------------------------------
       15,000       OH Air Quality Devel. Authority
                    (JMG Funding)                          5.625          01/01/2023   08/01/2009 1              15,849
------------------------------------------------------------------------------------------------------------------------
      120,000       OH Air Quality Devel. Authority
                    (Pennsylvania Power & Light
                    Company)                               5.900          05/01/2018   11/01/2005 1             121,294
------------------------------------------------------------------------------------------------------------------------
       15,000       OH Air Quality Devel. Authority
                    (Pennsylvania Power & Light
                    Company)                               5.900          05/01/2018   11/01/2005 1              15,135
------------------------------------------------------------------------------------------------------------------------
       45,000       OH Air Quality Devel. Authority
                    (Pennsylvania Power & Light
                    Company)                               6.150          08/01/2023   08/01/2005 1              46,025
------------------------------------------------------------------------------------------------------------------------
       95,000       OH Department of Transportation
                    COP (Rickenbacker Port)                6.125          04/15/2015   10/15/2005 1              95,239
------------------------------------------------------------------------------------------------------------------------
       20,000       OH Economic Devel.                     6.500          12/01/2009   12/01/2005 1              20,434
------------------------------------------------------------------------------------------------------------------------
      240,000       OH Environmental Facilities
                    (Ford Motor Company)                   5.950          09/01/2029   09/01/2029               239,426
------------------------------------------------------------------------------------------------------------------------
      570,000       OH HFA                                 5.375          03/01/2026   09/01/2009 1             577,359
------------------------------------------------------------------------------------------------------------------------
      170,000       OH HFA                                 5.750          09/01/2030   07/01/2009 1             170,770
------------------------------------------------------------------------------------------------------------------------
       15,000       OH HFA                                 6.050          09/01/2017   09/01/2007 1              15,684
------------------------------------------------------------------------------------------------------------------------
      125,000       OH HFA, Series C                       5.750          09/01/2028   09/01/2009 1             129,994
------------------------------------------------------------------------------------------------------------------------
      550,000       OH Water Devel. Authority
                    (Cincinnati Gas)                       5.450          01/01/2024   01/01/2006 1             551,810
------------------------------------------------------------------------------------------------------------------------
      120,000       OH Water Devel. Authority
                    (Cleveland Electric Illuminating
                    Company)                               6.100          08/01/2020   08/01/2007 1             125,891
------------------------------------------------------------------------------------------------------------------------
    8,445,000       OH Water Devel. Authority
                    (Cleveland Electric Illuminating
                    Company)                               7.700          08/01/2025   08/01/2005 1           8,653,000
------------------------------------------------------------------------------------------------------------------------
       60,000       OH Water Devel. Authority
                    (Consumers Ohio Water Company)         5.600          10/01/2026   10/01/2005 1              60,335
------------------------------------------------------------------------------------------------------------------------
      200,000       OH Water Devel. Authority
                    (Dayton Power & Light Company)         6.400          08/15/2027   08/15/2005 1             204,340
------------------------------------------------------------------------------------------------------------------------
      995,000       OH Water Devel. Authority
                    (General Motors Corp.)                 5.900          06/15/2008   06/15/2008               994,891
------------------------------------------------------------------------------------------------------------------------


30              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Ohio Continued
$      50,000       OH Water Devel. Authority
                    (Pennsylvania Power & Light
                    Company)                               6.150%         08/01/2023   08/01/2005 1       $      51,139
------------------------------------------------------------------------------------------------------------------------
       15,000       OH Water Devel. Authority
                    (Pure Water)                           5.500          12/01/2011   12/01/2005 1              15,231
------------------------------------------------------------------------------------------------------------------------
       10,000       OH Water Devel. Authority
                    (Pure Water)                           5.500          12/01/2018   12/01/2005 1              10,021
------------------------------------------------------------------------------------------------------------------------
       35,000       OH Water Devel. Authority
                    (Pure Water)                           6.000          12/01/2008   12/01/2005 1              35,097
------------------------------------------------------------------------------------------------------------------------
       20,000       Shawnee, OH State University
                    General Receipts, Series A             7.100          06/01/2009   12/01/2005 1              20,111
------------------------------------------------------------------------------------------------------------------------
       35,000       Toledo, OH Hsg. (Commodore Perry)      5.450          12/01/2028   12/01/2010 1              36,321
------------------------------------------------------------------------------------------------------------------------
    9,190,000       Toledo-Lucas County, OH Port
                    Authority (Bax Global)                 6.250          11/01/2013   07/19/2010 1           9,434,362
------------------------------------------------------------------------------------------------------------------------
       85,000       University of Cincinnati, OH COP       5.500          06/01/2013   06/01/2006 1              85,198
------------------------------------------------------------------------------------------------------------------------
       90,000       Wadsworth, OH Hsg. Devel. Corp.
                    (Medina Hsg.)                          6.200          03/01/2020   03/01/2006 1              91,356
                                                                                                          --------------
                                                                                                             51,093,568
------------------------------------------------------------------------------------------------------------------------
Oklahoma--1.8%
    1,800,000       OK HFA (Homeownership Loans)           6.400          09/01/2030   03/01/2009 1           1,880,982
------------------------------------------------------------------------------------------------------------------------
      135,000       OK HFA (Homeownership Loans)           5.850          09/01/2020   03/01/2011 1             139,410
------------------------------------------------------------------------------------------------------------------------
       35,000       OK Municipal Power Authority           6.750          01/01/2016   01/01/2006 1              36,364
------------------------------------------------------------------------------------------------------------------------
      405,000       Rogers County, OK HFA
                    (Multifamily Hsg.), Series A           7.750          08/01/2023   08/01/2005 1             414,295
------------------------------------------------------------------------------------------------------------------------
      310,000       Tulsa, OK Metropolitan Utility
                    Authority                              5.750          09/01/2025   09/01/2005 1             317,533
------------------------------------------------------------------------------------------------------------------------
   15,225,000       Tulsa, OK Municipal Airport
                    Trust (American Airlines)              5.375          12/01/2035   12/01/2006 4          14,901,164
------------------------------------------------------------------------------------------------------------------------
    3,105,000       Tulsa, OK Municipal Airport
                    Trust (American Airlines)              5.650          12/01/2035   12/01/2008 4           2,972,913
------------------------------------------------------------------------------------------------------------------------
    5,000,000       Tulsa, OK Municipal Airport
                    Trust (American Airlines)              6.000          06/01/2035   12/01/2008 4           4,839,650
                                                                                                          --------------
                                                                                                             25,502,311
------------------------------------------------------------------------------------------------------------------------
Oregon--0.4%
      150,000       OR Hsg. & Community Services
                    Dept. (Mulitfamily), Series A          5.950          07/01/2030   07/01/2010 1             156,839
------------------------------------------------------------------------------------------------------------------------
       25,000       OR Hsg. & Community Services
                    Dept. (Single Family Mtg.),
                    Series A                               5.450          07/01/2024   07/01/2005 1              25,018
------------------------------------------------------------------------------------------------------------------------
       95,000       OR Hsg. & Community Services
                    Dept. (Single Family Mtg.),
                    Series A                               5.800          07/01/2016   07/01/2007 1              96,977
------------------------------------------------------------------------------------------------------------------------
       10,000       OR Hsg. & Community Services
                    Dept. (Single Family Mtg.),
                    Series A                               6.200          07/01/2027   07/01/2009 1              10,449
------------------------------------------------------------------------------------------------------------------------
      280,000       OR Hsg. & Community Services
                    Dept. (Single Family Mtg.),
                    Series F                               5.650          07/01/2028   07/01/2009 1             287,784
------------------------------------------------------------------------------------------------------------------------
       95,000       OR Hsg. & Community Services
                    Dept. (Single Family Mtg.),
                    Series H                               6.000          07/01/2027   07/01/2008 1              97,957
------------------------------------------------------------------------------------------------------------------------
      100,000       OR Hsg. & Community Services
                    Dept., Series B                        5.900          07/01/2019   07/01/2009 1             104,269
------------------------------------------------------------------------------------------------------------------------
       20,000       OR Hsg. (Elderly & Disabled Hsg.)      6.300          08/01/2026   08/01/2006 1              20,327
------------------------------------------------------------------------------------------------------------------------


31              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Oregon Continued
$   4,485,000       Port of Oakland, OR Airport
                    (Portland International Airport)       5.600%         07/01/2012   07/01/2006 1       $   4,680,681
------------------------------------------------------------------------------------------------------------------------
       35,000       Port of Portland, OR Airport
                    (Portland International Airport)       5.625          07/01/2016   07/01/2006 1              36,483
------------------------------------------------------------------------------------------------------------------------
       50,000       Port St. Helen's, OR Pollution
                    Control (Portland General
                    Electric Company)                      7.125          12/15/2014   12/15/2005 1              50,938
                                                                                                          --------------
                                                                                                              5,567,722
------------------------------------------------------------------------------------------------------------------------
Other States--0.8%
   10,000,000       Charter Mac Equity Issuer Trust,
                    Series B3-1                            6.000          04/30/2015   04/30/2015            10,664,400
Pennsylvania--3.3%
    1,250,000       Allegheny County, PA HDA (West
                    Penn Allegheny Health System)          9.250          11/15/2022   11/15/2012 1           1,510,675
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Allegheny County, PA HDA (West
                    Penn Allegheny Health System)          9.250          11/15/2030   11/15/2010 1           1,203,870
------------------------------------------------------------------------------------------------------------------------
    1,600,000       Carbon County, PA IDA (Panther
                    Creek Partners)                        6.650          05/01/2010   11/17/2007 3           1,743,040
------------------------------------------------------------------------------------------------------------------------
       50,000       Delaware County Authority, PA
                    (Villanova University)                 5.800          08/01/2025   08/01/2005 1              51,140
------------------------------------------------------------------------------------------------------------------------
    2,000,000       PA EDFA (Colver)                       7.125          12/01/2015   12/01/2005 1           2,086,000
------------------------------------------------------------------------------------------------------------------------
    5,300,000       PA EDFA (Colver)                       7.150          12/01/2018   12/01/2005 1           5,527,900
------------------------------------------------------------------------------------------------------------------------
   12,300,000       PA EDFA (National Gypsum Company)      6.125          11/02/2027   11/02/2010 1          13,171,947
------------------------------------------------------------------------------------------------------------------------
    8,120,000       PA EDFA (National Gypsum Company)      6.250          11/01/2027   04/01/2011 1           8,776,096
------------------------------------------------------------------------------------------------------------------------
    9,000,000       PA EDFA (Northampton Generating)       6.400          01/01/2009   07/01/2005 1           9,091,620
------------------------------------------------------------------------------------------------------------------------
    2,000,000       PA EDFA (Northampton Generating)       6.500          01/01/2013   01/01/2006 1           2,030,140
------------------------------------------------------------------------------------------------------------------------
      435,000       PA EDFA (Northampton Generating)       6.750          01/01/2007   01/04/2006 3             444,413
------------------------------------------------------------------------------------------------------------------------
        5,000       PA HFA (Single Family Mtg.),
                    Series 60A                             5.750          04/01/2017   04/01/2009 1               5,160
------------------------------------------------------------------------------------------------------------------------
      500,000       Philadelphia, PA Authority for
                    Industrial Devel. (Cathedral
                    Village)                               5.750          04/01/2034   04/01/2006 4             500,010
                                                                                                          --------------
                                                                                                             46,142,011
------------------------------------------------------------------------------------------------------------------------
Rhode Island--2.4%
    3,500,000       Central Falls, RI Detention
                    Facility                               6.750          01/15/2013   05/17/2011 3           3,512,320
------------------------------------------------------------------------------------------------------------------------
       15,000       RI Clean Water Finance Agency
                    (Triton Ocean)                         5.800          09/01/2022   11/01/2005 1              16,046
------------------------------------------------------------------------------------------------------------------------
       80,000       RI Health & Educational Building
                    Corp. (Johnson & Wales
                    University)                            6.100          04/01/2026   04/01/2006 1              83,405
------------------------------------------------------------------------------------------------------------------------
       50,000       RI Health & Educational Building
                    Corp. (United Methodist)               7.500          11/01/2014   11/01/2005 1              51,139
------------------------------------------------------------------------------------------------------------------------
       50,000       RI Student Loan Authority              6.450          12/01/2015   12/01/2005 1              51,400
------------------------------------------------------------------------------------------------------------------------
    1,030,000       RI Tobacco Settlement Financing
                    Corp. (TASC)                           6.250          06/01/2042   06/01/2012 1           1,085,404
------------------------------------------------------------------------------------------------------------------------
    3,000,000       RI Tobacco Settlement Financing
                    Corp. (TASC), Series A                 6.000          06/01/2023   01/12/2010 2           3,155,610
------------------------------------------------------------------------------------------------------------------------


32              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Rhode Island Continued
$  24,175,000       RI Tobacco Settlement Financing
                    Corp. (TASC), Series A                 6.125%         06/01/2032   06/01/2012 1       $  25,459,418
                                                                                                          --------------
                                                                                                             33,414,742
------------------------------------------------------------------------------------------------------------------------
South Carolina--3.7%
       70,000       Charleston County, SC Hospital
                    Facilities (Bon Secours Health
                    System)                                5.625          08/15/2025   08/15/2005 1              70,255
------------------------------------------------------------------------------------------------------------------------
       85,000       Charleston County, SC Hospital
                    Facilities (Medical Society
                    Health)                                5.500          10/01/2019   10/01/2005 1              85,213
------------------------------------------------------------------------------------------------------------------------
       65,000       Charleston County, SC Hospital
                    Facilities (Medical Society
                    Health)                                6.000          10/01/2009   10/01/2005 1              65,215
------------------------------------------------------------------------------------------------------------------------
    2,345,000       Darlington County, SC Industrial
                    Devel. (Sonoco Products Company)       6.000          04/01/2026   04/01/2006 1           2,421,142
------------------------------------------------------------------------------------------------------------------------
    2,575,000       Darlington County, SC Industrial
                    Devel. (Sonoco Products Company)       6.125          06/01/2025   06/01/2007 1           2,630,749
------------------------------------------------------------------------------------------------------------------------
      260,000       Florence County, SC Industrial
                    Devel. (Stone Container Corp.)         7.375          02/01/2007   08/01/2005 1             261,048
------------------------------------------------------------------------------------------------------------------------
       40,000       Marion County, SC Hospital
                    District                               5.500          11/01/2015   11/01/2005 1              41,119
------------------------------------------------------------------------------------------------------------------------
      150,000       Orangeburg County, SC Solid
                    Waste (South Carolina Electric &
                    Gas Company)                           5.700          11/01/2024   09/01/2009 1             151,274
------------------------------------------------------------------------------------------------------------------------
    2,315,000       Richland County, SC
                    Environmental Improvement
                    (International Paper Company)          6.100          04/01/2023   04/01/2014 1           2,514,345
------------------------------------------------------------------------------------------------------------------------
      105,000       Richland-Lexington, SC Airport
                    District (Columbia Metropolitan
                    Airport)                               5.700          01/01/2026   01/01/2007 1             107,292
------------------------------------------------------------------------------------------------------------------------
    1,630,000       SC Connector 2000 Association
                    Toll Road, Series B                    0.000 8        01/01/2011   01/01/2010 1           1,264,587
------------------------------------------------------------------------------------------------------------------------
    1,635,000       SC Connector 2000 Association
                    Toll Road, Series B                    0.000 8        01/01/2021   01/01/2010 1             697,344
------------------------------------------------------------------------------------------------------------------------
      600,000       SC Connector 2000 Association
                    Toll Road, Series B                    0.000 8        01/01/2026   01/01/2010 1             189,906
------------------------------------------------------------------------------------------------------------------------
       55,000       SC EDA (Tuomey Regional Medical
                    Center)                                5.500          11/01/2020   11/01/2005 1              56,517
------------------------------------------------------------------------------------------------------------------------
       15,000       SC Hsg. Finance & Devel.
                    Authority                              5.950          07/01/2029   05/01/2009 1              15,584
------------------------------------------------------------------------------------------------------------------------
       15,000       SC Hsg. Finance & Redevel.
                    Authority (Westbury Place)             6.050          07/01/2027   07/01/2005 1              15,017
------------------------------------------------------------------------------------------------------------------------
       15,000       SC Hsg. Finance & Redevel.
                    Authority, Series A-2                  6.750          07/01/2026   07/01/2006 1              15,169
------------------------------------------------------------------------------------------------------------------------
       10,000       SC Jobs-Economic Devel.
                    Authority (Plasti-Line, Inc.)          6.250          07/01/2017   07/01/2005 1              10,013
------------------------------------------------------------------------------------------------------------------------
   10,630,000       SC Tobacco Settlement Management
                    Authority, Series B                    6.000          05/15/2022   06/05/2010 2          11,263,548
------------------------------------------------------------------------------------------------------------------------
   17,375,000       SC Tobacco Settlement Management
                    Authority, Series B                    6.375          05/15/2028   05/15/2012 1          18,524,356
------------------------------------------------------------------------------------------------------------------------
    2,185,000       SC Tobacco Settlement Management
                    Authority, Series B                    6.375          05/15/2030   04/28/2017 3           2,513,690
------------------------------------------------------------------------------------------------------------------------
      130,000       SC Western Carolina Regional
                    Sewer Authority                        5.500          03/01/2010   09/01/2005 1             141,058
------------------------------------------------------------------------------------------------------------------------


33              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
South Carolina Continued
$   7,500,000       Spartanburg County, SC Solid
                    Waste Disposal Facilities (BMW
                    US Capital Corp.)                      7.550%         11/01/2024   11/01/2005 1       $   7,812,750
                                                                                                          --------------
                                                                                                             50,867,191
------------------------------------------------------------------------------------------------------------------------
South Dakota--0.7%
    9,480,000       SD Educational Enhancement
                    Funding Corp. Tobacco Settlement       6.500          06/01/2032   06/01/2013 1          10,225,886
------------------------------------------------------------------------------------------------------------------------
       50,000       SD H&EFA (Prairie Lakes Health
                    Care System)                           5.650          04/01/2022   04/01/2010 1              52,235
                                                                                                          --------------
                                                                                                             10,278,121
------------------------------------------------------------------------------------------------------------------------
Tennessee--1.2%
      410,000       Humphreys County, TN Industrial
                    Devel. Board (E.I. DuPont de
                    Nemours & Company)                     6.700          05/01/2024   11/01/2005 1             420,886
------------------------------------------------------------------------------------------------------------------------
   10,185,000       Maury County, TN Industrial
                    Devel. Board (General Motors
                    Company)                               6.500          09/01/2024   09/01/2005 1          10,224,620
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Maury County, TN Industrial
                    Devel. Board (Occidental
                    Petroleum Corp.)                       6.250          08/01/2018   08/01/2011 1           1,116,720
------------------------------------------------------------------------------------------------------------------------
       10,000       Memphis, TN HFC (Saint's Court
                    Apartments)                            6.000          09/01/2013   09/01/2007 1              10,165
------------------------------------------------------------------------------------------------------------------------
      190,000       Metropolitan Government
                    Nashville & Davidson County, TN
                    (Adventist Health System)              5.250          11/15/2023   11/15/2005 1             191,400
------------------------------------------------------------------------------------------------------------------------
       85,000       Metropolitan Government
                    Nashville & Davidson County, TN
                    Water & Sewer                          5.500          01/01/2016   07/01/2005 1              86,333
------------------------------------------------------------------------------------------------------------------------
    3,000,000       Smyrna, TN Hsg. Association
                    (Imperial Garden Apartments)           6.450          10/20/2035   10/20/2010 1           3,388,920
------------------------------------------------------------------------------------------------------------------------
       35,000       South Fulton, TN Industrial
                    Devel. Board (Tyson Foods)             6.350          10/01/2015   10/01/2005 1              35,847
------------------------------------------------------------------------------------------------------------------------
       50,000       South Fulton, TN Industrial
                    Devel. Board (Tyson Foods)             6.400          10/01/2020   10/01/2005 1              51,273
------------------------------------------------------------------------------------------------------------------------
       30,000       TN Hsg. Devel. Agency                  5.250          07/01/2022   01/01/2012 1              30,848
------------------------------------------------------------------------------------------------------------------------
    1,020,000       TN Hsg. Devel. Agency                  5.400          07/01/2009   01/01/2006 1           1,049,957
------------------------------------------------------------------------------------------------------------------------
       30,000       TN Hsg. Devel. Agency                  5.850          07/01/2023   07/01/2009 1              31,013
------------------------------------------------------------------------------------------------------------------------
       10,000       TN Hsg. Devel. Agency                  6.375          07/01/2022   07/01/2008 1              10,100
------------------------------------------------------------------------------------------------------------------------
       20,000       Unicoi County, TN Health
                    Educational & Hsg. Facilities
                    (Erwin Health Care Associaties)        5.875          03/20/2016   03/20/2006 1              20,228
                                                                                                          --------------
                                                                                                             16,668,310
------------------------------------------------------------------------------------------------------------------------
Texas--9.7%
    1,305,000       Alliance Airport Authority, TX
                    (Federal Express Corp.)                6.375          04/01/2021   04/01/2006 1           1,364,195
------------------------------------------------------------------------------------------------------------------------
       35,000       Austin, TX Airport System              6.000          11/15/2010   11/15/2005 1              36,079
------------------------------------------------------------------------------------------------------------------------
       60,000       Austin, TX Airport System              6.000          11/15/2010   11/15/2005 1              61,839
------------------------------------------------------------------------------------------------------------------------
      595,000       Austin, TX Airport System,
                    Series A                               6.125          11/15/2025   11/15/2005 1             613,237
------------------------------------------------------------------------------------------------------------------------
   12,600,000       Austin, TX Convention
                    Enterprises (Convention Center)        5.750          01/01/2032   01/01/2011 1          13,082,832
------------------------------------------------------------------------------------------------------------------------
       65,000       Austin, TX Higher Education
                    Authority (St. Edwards
                    University)                            5.250          08/01/2023   08/01/2008 1              66,125
------------------------------------------------------------------------------------------------------------------------


34              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Texas Continued
$     605,000       Austin, TX Utility System              0.000% 8       11/15/2014   11/15/2005 1       $     317,105
------------------------------------------------------------------------------------------------------------------------
    1,525,000       Bexar, TX Metropolitan Water
                    District                               6.000          05/01/2015   11/01/2005 1           1,559,480
------------------------------------------------------------------------------------------------------------------------
       45,000       Brazos County, TX HFDC (St.
                    Joseph Hospital & Health Center)       6.000          01/01/2013   07/01/2005 1              45,465
------------------------------------------------------------------------------------------------------------------------
      160,000       Brazos County, TX HFDC (St.
                    Joseph Hospital & Health Center)       6.000          01/01/2019   01/01/2006 1             161,382
------------------------------------------------------------------------------------------------------------------------
    4,400,000       Brazos River Authority, TX
                    (Centerpoint Energy)                   7.750          12/01/2018   12/01/2008 1           4,885,364
------------------------------------------------------------------------------------------------------------------------
    1,085,000       Brazos River Authority, TX
                    (Johnson County Surface Water
                    and Treatment System)                  5.800          09/01/2011   09/01/2006 1           1,120,979
------------------------------------------------------------------------------------------------------------------------
   14,085,000       Brazos River Authority, TX
                    (TXU Energy Company)                   6.750          04/01/2038   04/01/2013 4          16,158,453
------------------------------------------------------------------------------------------------------------------------
      115,000       Brazos River Authority, TX
                    (TXU Energy Company)                   6.750          10/01/2038   10/01/2014 1             128,894
------------------------------------------------------------------------------------------------------------------------
    6,300,000       Brazos River Authority, TX
                    (TXU Energy Company)                   7.700          04/01/2033   04/01/2013 1           7,503,678
------------------------------------------------------------------------------------------------------------------------
      250,000       Brazos River, TX Harbor
                    Navigation District (Dow
                    Chemical Company)                      6.625          05/15/2033   05/15/2012 1             278,873
------------------------------------------------------------------------------------------------------------------------
       85,000       Cass County, TX Industrial
                    Devel. Corp. (International
                    Paper Corp.)                           6.600          03/15/2024   03/15/2010 1              93,142
------------------------------------------------------------------------------------------------------------------------
       25,000       College Station, TX Utility
                    System                                 5.500          02/01/2014   02/01/2006 1              25,058
------------------------------------------------------------------------------------------------------------------------
       15,000       Copperas Cove, TX Health
                    Facilities Devel. Corp.
                    (AHS/FH/JCH/MH/ MAH Obligated
                    Group)                                 5.500          11/15/2017   11/15/2005 1              15,431
------------------------------------------------------------------------------------------------------------------------
       20,000       Crandall, TX Independent School
                    District                               6.000          02/15/2024   02/15/2006 1              20,053
------------------------------------------------------------------------------------------------------------------------
   10,000,000       Dallas-Fort Worth, TX
                    International Airport                  5.500          11/01/2035   11/01/2011 1          10,690,800
------------------------------------------------------------------------------------------------------------------------
   18,745,000       Dallas-Fort Worth, TX
                    International Airport (American
                    Airlines)                              6.050          05/01/2029   11/01/2005 4          18,616,222
------------------------------------------------------------------------------------------------------------------------
   10,000,000       Dallas-Fort Worth, TX
                    International Airport DRIVERS 5        8.370 6        11/01/2021   11/01/2009 1          11,334,000
------------------------------------------------------------------------------------------------------------------------
    7,500,000       Dallas-Fort Worth, TX
                    International Airport DRIVERS 5        9.619 6        01/01/2035   01/01/2009 1           8,997,675
------------------------------------------------------------------------------------------------------------------------
       10,000       Dallas-Fort Worth, TX Regional
                    Airport                                5.625          11/01/2015   11/01/2005 1              10,088
------------------------------------------------------------------------------------------------------------------------
       15,000       Dilley, TX Special Project
                    (Department of Criminal Justice)       7.000          04/01/2009   10/01/2005 1              15,163
------------------------------------------------------------------------------------------------------------------------
       20,000       Galveston, TX Hsg. Finance Corp.
                    (Friendswood)                          6.250          04/01/2029   10/01/2005 1              20,282
------------------------------------------------------------------------------------------------------------------------
       55,000       Garza County, TX Public Facility
                    Corp.                                  7.500          10/01/2019   04/01/2008 1              59,324
------------------------------------------------------------------------------------------------------------------------
       30,000       Grand Prairie, TX Hsg. Finance
                    Corporation (Windsor Hsg.
                    Foundation)                            6.875          02/01/2025   08/01/2005 1              30,704
------------------------------------------------------------------------------------------------------------------------
    8,605,000       Guadalupe, TX Blanco River
                    Authority (E.I. DuPont de Nemours
                    & Company)                             6.350          07/01/2022   07/01/2005 1           8,741,561
------------------------------------------------------------------------------------------------------------------------


35              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Texas Continued
$      25,000       Gulf Coast, TX Waste Disposal
                    Authority (International Paper
                    Company)                               6.100%         08/01/2024   07/01/2005 1       $      26,964
------------------------------------------------------------------------------------------------------------------------
       40,000       Harlingen, TX Consolidated
                    Independent School District            5.650          08/15/2029   08/15/2009 1              44,107
------------------------------------------------------------------------------------------------------------------------
      160,000       Harris County, TX Health
                    Facilities Devel. Authority
                    (Memorial Hospital Systems)            5.500          06/01/2024   06/01/2007 1             169,125
------------------------------------------------------------------------------------------------------------------------
       25,000       Harris County, TX Health
                    Facilities Devel. Authority
                    (Texas Medical Center)                 6.000          05/15/2026   05/15/2006 1              26,114
------------------------------------------------------------------------------------------------------------------------
       80,000       Harris County, TX Industrial
                    Devel. Corp. (Continental
                    Airlines)                              5.375          07/01/2019   08/09/2014 3              63,243
------------------------------------------------------------------------------------------------------------------------
       50,000       Harrison County, TX HFDC
                    (Marshall Regional Medical
                    Center)                                5.500          01/01/2018   01/01/2010 1              52,236
------------------------------------------------------------------------------------------------------------------------
    2,343,000       Heart of TX HFC (Waco Parkside
                    Village)                               7.400          09/20/2035   09/20/2011 1           2,578,964
------------------------------------------------------------------------------------------------------------------------
       55,000       Lewisville, TX Hsg. Finance
                    Corp. (Lewisville Limited)             5.600          12/01/2029   12/01/2007 1              55,887
------------------------------------------------------------------------------------------------------------------------
   11,670,000       Lower CO River Authority, TX
                    Pollution Control (Samsung
                    Electronics Company)                   6.375          04/01/2027   04/01/2007 1          12,500,554
------------------------------------------------------------------------------------------------------------------------
      240,000       Lubbock, TX HFC (Las Colinas
                    Quail Creek Apartments)                6.750          07/01/2012   07/01/2012 1             244,344
------------------------------------------------------------------------------------------------------------------------
       85,000       Matagorda County, TX Navigation
                    District (Centerpoint Energy)          8.000          05/01/2029   04/10/2008 1              93,677
------------------------------------------------------------------------------------------------------------------------
       10,000       Matagorda County, TX Navigation
                    District (Central Power & Light
                    Company)                               6.125          05/01/2030   05/01/2006 1              10,440
------------------------------------------------------------------------------------------------------------------------
      500,000       McLennan County, TX Junior
                    College District                       5.750          04/15/2015   04/15/2006 1             511,545
------------------------------------------------------------------------------------------------------------------------
    1,800,000       Midland, TX COP (Airport
                    Subordinated Lien)                     5.850          03/01/2013   03/01/2006 1           1,834,776
------------------------------------------------------------------------------------------------------------------------
    1,750,000       North Forest, TX Independent
                    School District GO                     6.000          08/15/2025   02/15/2006 1           1,776,478
------------------------------------------------------------------------------------------------------------------------
       10,000       Royse City, TX Certificates of
                    Obligation                             6.500          08/01/2006   08/01/2005 1              10,025
------------------------------------------------------------------------------------------------------------------------
       70,000       Sabine, TX River Authority
                    Pollution Control (Southwestern
                    Electric Power Company)                6.100          04/01/2018   04/01/2006 1              72,931
------------------------------------------------------------------------------------------------------------------------
       25,000       San Antonio, TX Water                  5.600          05/15/2021   05/15/2006 1              26,038
------------------------------------------------------------------------------------------------------------------------
      500,000       South Plains, TX Regional Hsg.
                    Authority (Section 8)                  6.900          08/01/2009   08/01/2007 1             509,225
------------------------------------------------------------------------------------------------------------------------
       55,000       Trinity, TX River Authority
                    (Red Oak Sewer)                        7.600          02/01/2009   08/01/2005 1              55,325
------------------------------------------------------------------------------------------------------------------------
       25,000       Trinity, TX River Authority
                    (TXU Energy Company)                   6.250          05/01/2028   05/01/2013 1              27,311
------------------------------------------------------------------------------------------------------------------------
    1,005,000       TX Department of Hsg. &
                    Community Affairs (Single Family)      5.650          03/01/2029   09/01/2009 1           1,039,049
------------------------------------------------------------------------------------------------------------------------
    1,005,000       TX Department of Hsg. &
                    Community Affairs (Single Family)      5.700          09/01/2029   09/01/2009 1           1,039,984
------------------------------------------------------------------------------------------------------------------------


36              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Texas Continued
$     310,000       TX Department of Hsg. &
                    Community Affairs (Single Family)      5.800%         09/01/2029   09/01/2007 1       $     322,171
------------------------------------------------------------------------------------------------------------------------
       45,000       TX GO                                  5.750          08/01/2020   08/01/2005 1              45,098
------------------------------------------------------------------------------------------------------------------------
       35,000       TX GO                                  6.000          12/01/2030   12/01/2010 1              38,137
------------------------------------------------------------------------------------------------------------------------
       25,000       TX GO                                  6.250          12/01/2026   12/01/2010 1              25,803
------------------------------------------------------------------------------------------------------------------------
       10,000       TX Panhandle Elderly Apartments
                    Corp. (Pampa Partnership LTD)          7.000          05/01/2010   06/18/2008 3               9,884
------------------------------------------------------------------------------------------------------------------------
    2,385,000       TX Panhandle HFA (Amarillo
                    Affordable Hsg.)                       6.625          03/01/2020   03/01/2012 1           2,470,311
------------------------------------------------------------------------------------------------------------------------
    1,500,000       TX Panhandle HFA (Amarillo
                    Affordable Hsg.)                       6.750          03/01/2031   03/01/2010 1           1,551,360
------------------------------------------------------------------------------------------------------------------------
       20,000       TX Research Division (Veterans
                    Hsg. Assistance)                       5.500          06/01/2032   12/01/2010 1              20,694
------------------------------------------------------------------------------------------------------------------------
       25,000       TX State College Student Loans         6.000          08/01/2015   08/01/2005 1              25,042
------------------------------------------------------------------------------------------------------------------------
       25,000       TX State College Student Loans         6.000          08/01/2016   08/01/2005 1              25,042
------------------------------------------------------------------------------------------------------------------------
      170,000       TX State College Student Loans         6.000          08/01/2019   08/01/2005 1             170,972
------------------------------------------------------------------------------------------------------------------------
      110,000       TX State Veterans Hsg.
                    Assistance, Series B                   6.100          06/01/2031   12/01/2009 1             118,544
------------------------------------------------------------------------------------------------------------------------
       75,000       TX State Veterans Hsg.
                    Assistance, Series B-1                 5.700          12/01/2014   12/01/2005 1              75,366
------------------------------------------------------------------------------------------------------------------------
      170,000       TX Turnpike Authority (President
                    George Bush Turnpike)                  5.250          01/01/2023   01/01/2006 1             175,166
                                                                                                          --------------
                                                                                                            133,895,415
U.S. Possessions--0.2%
    1,925,000       Puerto Rico Municipal Finance
                    Agency RITES 5                         9.024 6        08/01/2013   08/01/2009 1           2,363,592
------------------------------------------------------------------------------------------------------------------------
      750,000       V.I.  Public Finance Authority,
                    Series A                               6.375          10/01/2019   10/01/2010 1             860,985
                                                                                                          --------------
                                                                                                              3,224,577
------------------------------------------------------------------------------------------------------------------------
Utah--1.7%
   12,560,000       Emery County, UT Environmental
                    Improvement (Pacificorp)               6.150          09/01/2030   09/01/2006 1          13,111,007
------------------------------------------------------------------------------------------------------------------------
      205,000       Emery County, UT Pollution
                    Control (Pacificorp)                   5.625          11/01/2023   11/01/2005 1             206,581
------------------------------------------------------------------------------------------------------------------------
       55,000       Emery County, UT Pollution
                    Control (Pacificorp)                   5.650          11/01/2023   11/01/2005 1              55,497
------------------------------------------------------------------------------------------------------------------------
       50,000       Intermountain, UT Power Agency         5.700          07/01/2017   07/01/2006 1              52,309
------------------------------------------------------------------------------------------------------------------------
       10,000       St. George, UT IDR (Albertson's
                    Inc.)                                  5.400          07/15/2008   07/15/2005 1              10,009
------------------------------------------------------------------------------------------------------------------------
    9,200,000       Tooele County, UT Hazardous
                    Waste Treatment (Union Pacific
                    Corp.)                                 5.700          11/01/2026   04/28/2008 1           9,693,488
------------------------------------------------------------------------------------------------------------------------
        5,000       UT HFA                                 6.150          07/01/2025   01/01/2006 1               5,034
------------------------------------------------------------------------------------------------------------------------
       35,000       UT HFA                                 6.450          07/01/2027   01/01/2008 1              35,503
------------------------------------------------------------------------------------------------------------------------
       20,000       UT HFA (Colonial Pointe
                    Apartments)                            6.750          07/20/2036   01/20/2006 1              20,768
------------------------------------------------------------------------------------------------------------------------
       30,000       UT State Building Ownership
                    Authority, Series A                    5.750          08/15/2011   08/15/2005 1              30,109
------------------------------------------------------------------------------------------------------------------------
       20,000       UT University Campus Facilities
                    System, Series A                       6.750          10/01/2014   10/01/2005 1              20,709
------------------------------------------------------------------------------------------------------------------------


37              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Utah Continued
$     150,000       Weber, UT Municipal Building
                    Authority                              5.750%         12/15/2019   12/15/2005 1       $     153,674
------------------------------------------------------------------------------------------------------------------------
       10,000       West Valley, UT Industrial
                    Devel. (Albertson's)                   6.350          10/01/2008   10/01/2005 1              10,170
------------------------------------------------------------------------------------------------------------------------
      100,000       West Valley, UT Industrial
                    Devel. (Albertson's)                   6.400          10/01/2009   10/01/2005 1             101,670
                                                                                                          --------------
                                                                                                             23,506,528
------------------------------------------------------------------------------------------------------------------------
Vermont--0.2%
       40,000       VT E&HBFA (Lyndon Institute)           6.000          12/01/2006   07/25/2005 3              40,740
------------------------------------------------------------------------------------------------------------------------
       50,000       VT E&HBFA (Lyndon Institute)           6.600          12/01/2014   12/01/2006 1              52,241
------------------------------------------------------------------------------------------------------------------------
       35,000       VT HFA (Multifamily Hsg.),
                    Series A                               5.750          02/15/2029   02/15/2009 1              36,056
------------------------------------------------------------------------------------------------------------------------
    1,675,000       VT HFA (Single Family)                 5.450          05/01/2026   11/01/2009 1           1,730,007
------------------------------------------------------------------------------------------------------------------------
       75,000       VT HFA (Single Family), Series
                    11A                                    5.900          05/01/2019   07/15/2006 2              75,591
------------------------------------------------------------------------------------------------------------------------
      300,000       VT HFA (Single Family), Series 7A      6.250          11/01/2022   11/01/2005 1             309,687
------------------------------------------------------------------------------------------------------------------------
        5,000       VT HFA (Single Family), Series 9       5.900          05/01/2029   06/01/2009 1               5,177
                                                                                                          --------------
                                                                                                              2,249,499
------------------------------------------------------------------------------------------------------------------------
Virginia--2.7%
       25,000       Alexandria, VA IDA (Alexandria
                    Hospital)                              5.500          07/01/2014   07/01/2005 1              25,041
------------------------------------------------------------------------------------------------------------------------
      175,000       Alexandria, VA IDA (Potomac
                    Electric Power Company)                5.375          02/15/2024   02/15/2006 1             177,083
------------------------------------------------------------------------------------------------------------------------
       40,000       Alexandria, VA IDA Pollution
                    Control (Potomac Electric Power
                    Company)                               5.375          02/15/2024   02/15/2006 1              40,410
------------------------------------------------------------------------------------------------------------------------
    2,985,000       Fairfax County, VA Redevel. &
                    Hsg. Authority (Burke Shire
                    Commons)                               7.600          10/01/2036   10/01/2006 1           3,218,696
------------------------------------------------------------------------------------------------------------------------
       25,000       Harrisonburg, VA IDA (Rockingham
                    Memorial Hospital)                     5.250          12/01/2022   12/01/2005 1              25,043
------------------------------------------------------------------------------------------------------------------------
       25,000       Harrisonburg, VA IDA (Rockingham
                    Memorial Hospital)                     5.750          12/01/2013   12/01/2005 1              25,061
------------------------------------------------------------------------------------------------------------------------
    1,575,000       Isle Wight County, VA IDA Solid
                    Waste (Union Camp Corp.)               6.550          04/01/2024   04/01/2006 1           1,603,035
------------------------------------------------------------------------------------------------------------------------
       25,000       Loudoun County, VA IDA (George
                    Washington University)                 6.250          05/15/2022   11/15/2005 1              25,049
------------------------------------------------------------------------------------------------------------------------
       10,000       Manassas, VA GO, Series B              6.000          05/01/2014   11/01/2005 1              10,224
------------------------------------------------------------------------------------------------------------------------
       25,000       Norfolk, VA Water                      5.375          11/01/2023   11/01/2005 1              25,196
------------------------------------------------------------------------------------------------------------------------
    1,000,000       Norfolk, VA Water                      5.875          11/01/2020   11/01/2005 1           1,030,000
------------------------------------------------------------------------------------------------------------------------
       25,000       Norfolk, VA Water                      5.900          11/01/2025   11/01/2005 1              25,732
------------------------------------------------------------------------------------------------------------------------
    1,300,000       Pittsylvania County, VA IDA
                    (Multitrade of Pittsylvania)           7.450          01/01/2009   07/01/2005 1           1,332,812
------------------------------------------------------------------------------------------------------------------------
    6,750,000       Pittsylvania County, VA IDA
                    (Multitrade of Pittsylvania)           7.550          01/01/2019   07/01/2005 1           6,920,505
------------------------------------------------------------------------------------------------------------------------
      100,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  0.000 8        08/15/2014   08/15/2010 1              61,753
------------------------------------------------------------------------------------------------------------------------
    2,000,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  0.000 8        08/15/2016   08/15/2010 1           1,093,540
------------------------------------------------------------------------------------------------------------------------


38              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Virginia Continued
$     150,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  0.000% 8       08/15/2017   08/15/2010 1       $      77,864
------------------------------------------------------------------------------------------------------------------------
      235,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  0.000 8        08/15/2018   08/15/2010 1             114,422
------------------------------------------------------------------------------------------------------------------------
    1,100,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  0.000 8        08/15/2020   08/15/2010 1             474,078
------------------------------------------------------------------------------------------------------------------------
       35,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  0.000 8        08/15/2024   08/15/2010 1              11,820
------------------------------------------------------------------------------------------------------------------------
    9,950,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  5.000          08/15/2010   08/15/2010            10,266,808
------------------------------------------------------------------------------------------------------------------------
    7,400,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  5.000          08/15/2011   08/15/2010 1           7,601,354
------------------------------------------------------------------------------------------------------------------------
    3,100,000       Pocahontas Parkway Association,
                    VA (Route 895 Connector Toll
                    Road)                                  5.250          08/15/2008   08/15/2008             3,212,623
------------------------------------------------------------------------------------------------------------------------
      100,000       Richmond, VA IDA (Virginia
                    Commonwealth University Real
                    Estate Foundation)                     5.550          01/01/2031   01/01/2013 1             107,543
------------------------------------------------------------------------------------------------------------------------
       35,000       Richmond, VA Redevel. & Hsg.
                    Authority (Tobacco Row)                7.400          11/20/2031   11/20/2005 1              35,059
------------------------------------------------------------------------------------------------------------------------
       60,000       Southampton County, VA IDA
                    Medical Facilities Mtg.                5.625          01/15/2022   07/15/2009 1              63,761
------------------------------------------------------------------------------------------------------------------------
       50,000       VA Hsg. Devel. Authority, Series E     5.700          05/01/2011   01/01/2006 1              51,436
------------------------------------------------------------------------------------------------------------------------
       35,000       VA Hsg. Devel. Authority, Series J     6.250          05/01/2015   01/01/2007 1              36,309
------------------------------------------------------------------------------------------------------------------------
       25,000       Virginia Beach, VA COP                 5.500          09/01/2010   09/01/2005 1              25,126
                                                                                                          --------------
                                                                                                             37,717,383
------------------------------------------------------------------------------------------------------------------------
Washington--1.8%
       25,000       Grant County, WA Public Utility
                    District                               5.875          01/01/2016   01/01/2006 1              25,826
------------------------------------------------------------------------------------------------------------------------
    3,485,000       Grant County, WA Public Utility
                    District No. 2 (Priest Rapids
                    Hydro Electricity)                     5.900          01/01/2021   01/01/2006 1           3,600,597
------------------------------------------------------------------------------------------------------------------------
       15,000       King County, WA Hsg. Authority
                    (Cascadian Apartments)                 6.850          07/01/2024   01/01/2006 1              15,108
------------------------------------------------------------------------------------------------------------------------
      100,000       King County, WA Hsg. Authority
                    (Fairwood Apartments)                  6.000          12/01/2025   12/01/2005 1             101,676
------------------------------------------------------------------------------------------------------------------------
      105,000       Pend Oreille County, WA Public
                    Utility District No. 1, Series A       6.375          01/01/2015   01/01/2006 1             108,125
------------------------------------------------------------------------------------------------------------------------
       20,000       Pierce County, WA Economic
                    Devel. Corp. (Occidental
                    Petroleum Corp.)                       5.800          09/01/2029   09/01/2005 1              20,017
------------------------------------------------------------------------------------------------------------------------
       75,000       Pierce County, WA Hsg. Authority       5.800          12/01/2023   12/01/2008 1              77,743
------------------------------------------------------------------------------------------------------------------------
       20,000       Port of Seattle, WA, Series B          5.750          09/01/2017   09/01/2006 1              20,767
------------------------------------------------------------------------------------------------------------------------
    1,500,000       Vancouver, WA Downtown Redevel.
                    Authority (Conference Center)          6.000          01/01/2028   01/01/2014 1           1,641,990
------------------------------------------------------------------------------------------------------------------------


    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*            VALUE
------------------------------------------------------------------------------------------------------------------------
Washington Continued
$   2,175,000       WA Economic Devel. Finance
                    Authority (Lindal Cedar Homes)         5.800%         11/01/2017   11/01/2005 1       $   2,278,552
------------------------------------------------------------------------------------------------------------------------
      100,000       WA Health Care Facilities
                    Authority (Harrison Memorial
                    Hospital)                              5.300          08/15/2014   08/15/2005 1             101,202
------------------------------------------------------------------------------------------------------------------------


39              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
      695,000       WA HFC (Antioch University)            6.350          01/01/2027   01/01/2006 1             718,463
------------------------------------------------------------------------------------------------------------------------
       25,000       WA HFC (Clare House Apartments)        5.750          07/01/2030   07/01/2008 1              25,527
------------------------------------------------------------------------------------------------------------------------
       40,000       WA HFC (Virginia Mason Research
                    Center)                                5.700          01/01/2024   01/01/2010 1              42,022
------------------------------------------------------------------------------------------------------------------------
   10,990,000       WA Tobacco Settlement Authority
                    (TASC)                                 6.500          06/01/2026   06/01/2013 1          12,056,580
------------------------------------------------------------------------------------------------------------------------
    3,430,000       WA Tobacco Settlement Authority
                    (TASC)                                 6.625          06/01/2032   06/01/2013 1           3,732,183
                                                                                                          --------------
                                                                                                             24,566,378
------------------------------------------------------------------------------------------------------------------------
West Virginia--0.5%
    1,090,000       Braxton County, WV Solid Waste
                    Disposal (Weyerhaeuser Company)        6.125          04/01/2026   10/23/2006 1           1,145,154
------------------------------------------------------------------------------------------------------------------------
       10,000       Harrison County, WV (Potomac
                    Edison Company)                        6.250          05/01/2023   05/01/2006 1              10,025
------------------------------------------------------------------------------------------------------------------------
       20,000       Harrison County, WV (West Penn
                    Power Company)                         6.300          05/01/2023   05/01/2006 1              20,052
------------------------------------------------------------------------------------------------------------------------
       50,000       Jefferson County, WV Residental
                    Mtg., Series A                         7.750          01/01/2007   07/01/2005 1              50,020
------------------------------------------------------------------------------------------------------------------------
    1,025,000       Kanawha County, WV Industrial
                    Devel. (Union Carbide Chemical &
                    Plastics Company)                      8.000          08/01/2020   08/01/2005 1           1,026,353
------------------------------------------------------------------------------------------------------------------------
    1,505,000       Marshall County, WV Pollution
                    Control (Ohio Power Company)           5.900          04/01/2022   10/01/2005 1           1,521,194
------------------------------------------------------------------------------------------------------------------------
    2,000,000       Monongalia County, WV Pollution
                    Control (Potomac Edison Company)       5.950          04/01/2013   04/01/2006 1           2,054,140
------------------------------------------------------------------------------------------------------------------------
      260,000       Monongalia County, WV Pollution
                    Control (West Penn Power Company)      5.950          04/01/2013   10/01/2005 1             264,209
------------------------------------------------------------------------------------------------------------------------
       25,000       South Charleston, WV Industrial
                    Devel. (Union Carbide Chemical &
                    Plastics Company)                      8.000          08/01/2020   08/01/2005 1              25,045
------------------------------------------------------------------------------------------------------------------------
       25,000       WV Hospital Finance Authority
                    (Charleston Area Medical Center)       5.750          09/01/2013   09/01/2005 1              25,621
------------------------------------------------------------------------------------------------------------------------
       80,000       WV Hsg. Development, Series B          5.350          11/01/2032   05/01/2010 1              81,842
                                                                                                          --------------
                                                                                                              6,223,655
------------------------------------------------------------------------------------------------------------------------
Wisconsin--4.9%
       30,000       Ashwaubenon, WI Industrial
                    Devel. (Shopko Stores)                 6.400          05/01/2008   11/01/2005 1              30,113
------------------------------------------------------------------------------------------------------------------------
      575,000       Badger, WI Tobacco Asset
                    Securitization Corp.                   6.000          06/01/2017   06/01/2012 1             608,258
------------------------------------------------------------------------------------------------------------------------
   29,895,000       Badger, WI Tobacco Asset
                    Securitization Corp.                   6.125          06/01/2027   01/23/2010 2          31,750,583
------------------------------------------------------------------------------------------------------------------------
   22,350,000       Badger, WI Tobacco Asset
                    Securitization Corp.                   6.375          06/01/2032   06/01/2012 1          24,080,561
------------------------------------------------------------------------------------------------------------------------
      165,000       Badger, WI Tobacco Asset
                    Securitization Corp.                   7.000          06/01/2028   06/01/2012 1             186,150
------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
Wisconsin Continued
$      85,000       Janesville, WI Industrial Devel.
                    (Paramount Communications)             7.000%         10/15/2017   10/15/2005 1       $      87,061
------------------------------------------------------------------------------------------------------------------------
       25,000       Oak Creek, WI Hsg. Authority
                    (Wood Creek)                           0.000 8        01/20/2010   01/20/2006 1              19,542
------------------------------------------------------------------------------------------------------------------------


40              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                           EFFECTIVE
       AMOUNT                                             COUPON            MATURITY    MATURITY*                 VALUE
------------------------------------------------------------------------------------------------------------------------
      125,000       Superior, WI Water Supply
                    Facilities (Superior Water,
                    Light & Power Company)                 6.125          11/01/2021   11/01/2006 1             129,800
------------------------------------------------------------------------------------------------------------------------
      400,000       WI GO                                  5.300          05/01/2023   05/01/2008 1             402,560
------------------------------------------------------------------------------------------------------------------------
       30,000       WI GO                                  5.500          11/01/2026   11/01/2008 1              31,101
------------------------------------------------------------------------------------------------------------------------
    2,695,000       WI GO                                  5.750          11/01/2014   11/01/2005 1           2,722,839
------------------------------------------------------------------------------------------------------------------------
      105,000       WI GO                                  6.000          05/01/2027   11/01/2006 1             107,555
------------------------------------------------------------------------------------------------------------------------
       55,000       WI H&EFA (AHC/SLMC/HMH/ AMCS
                    Obligated Group)                       5.875          08/15/2026   08/15/2006 1              57,758
------------------------------------------------------------------------------------------------------------------------
    1,000,000       WI H&EFA (Hess Memorial Hospital
                    Association)                           7.875          11/01/2022   11/01/2005 1           1,033,020
------------------------------------------------------------------------------------------------------------------------
      110,000       WI H&EFA (Meriter Hospital)            6.000          12/01/2017   12/01/2006 1             114,967
------------------------------------------------------------------------------------------------------------------------
    1,310,000       WI H&EFA (National Regency
                    of New Berlin)                         7.750          08/15/2015   02/15/2006 1           1,374,229
------------------------------------------------------------------------------------------------------------------------
       25,000       WI Hsg. & Economic Devel.
                    Authority                              5.800          11/01/2013   12/01/2005 1              25,525
------------------------------------------------------------------------------------------------------------------------
    3,885,000       WI Hsg. & Economic Devel.
                    Authority                              6.000          09/01/2015   03/01/2008 1           3,949,103
------------------------------------------------------------------------------------------------------------------------
      815,000       WI Hsg. & Economic Devel.
                    Authority                              6.350          03/01/2016   09/01/2008 1             822,221
------------------------------------------------------------------------------------------------------------------------
      620,000       WI Hsg. & Economic Devel.
                    Authority, Series A                    5.650          11/01/2023   10/01/2005 1             629,802
------------------------------------------------------------------------------------------------------------------------
       25,000       WI Hsg. & Economic Devel.
                    Authority, Series A                    5.800          11/01/2013   12/01/2005 1              25,182
------------------------------------------------------------------------------------------------------------------------
       35,000       WI Hsg. & Economic Devel.
                    Authority, Series A                    6.500          11/01/2026   07/01/2007 1              35,727
------------------------------------------------------------------------------------------------------------------------
       35,000       WI Hsg. & Economic Devel.
                    Authority, Series A                    6.850          11/01/2012   07/01/2005 1              35,065
------------------------------------------------------------------------------------------------------------------------
       15,000       WI Hsg. & Economic Devel.
                    Authority, Series C                    5.875          11/01/2019   12/01/2005 1              15,086
                                                                                                         ---------------
                                                                                                             68,273,808
------------------------------------------------------------------------------------------------------------------------
Wyoming--1.5%
       20,000       Lincoln County, WY Pollution
                    Control (PacifiCorp)                   5.625          11/01/2021   11/01/2005 1              20,154
------------------------------------------------------------------------------------------------------------------------
   20,395,000       Sweetwater County, WY Pollution
                    Control (Idaho Power Company)          6.050          07/15/2026   07/15/2006 1          21,277,900
                                                                                                         ---------------
                                                                                                             21,298,054
------------------------------------------------------------------------------------------------------------------------


TOTAL INVESTMENTS, AT VALUE (COST $1,373,667,874)--104.8%                                                 1,450,279,159
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(4.8)                                                                (65,852,573)
                                                                                                         ---------------
NET ASSETS--100.0%                                                                                       $1,384,426,586
                                                                                                         ===============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   1. Optional call date; corresponds to the most conservative yield calculation.

   2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   4. Date of mandatory put.

5. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $69,383,459, which represents 5.01% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

7. Represents the current interest rate for a variable or increasing rate security.

8. Represents a zero coupon bond.


41              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

9. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

To simplify the listings of securities, abbreviations are used per the table below:

ADA     Atlanta Development Authority
AHC     Aurora Health Center
AMCS    Aurora Medical Center of Sheboygan County
CAU     Clark Atlanta University
CCC     Continuing Care Center
CDA     Communities Development Authority
CHS     Carolinas Healthcare Systems
CIR     Charlotte instItute of Rehabilitation
CMC     Carolinas Medical Center
CMHA    Charlotte-Mecklenburg Hospital Authority
CMHC    Center For Mental Health Charlotte, NC
COP     Certificates of Participation
DRIVERS Derivative Inverse Tax Exempt Receipts
E&HBFA  Educational Health Buildings Financing Agency
EDA     Economic Development Authority
EDC     Economic Development Corporation
EDFA    Economic Development Finance Authority
EF&CD   Environmental Facilities and Community Development
FH      Florida Hospital
FHA     Federal Housing Agency
GO      General Obligation
H&EFA   Health and Educational Facilities Authority
H&HEFA  Hospitals and Higher Education Facilities Authority
HDA     Hospital Development Authority
HDC     Housing Development Corp.
HE&H    Higher Educational and Health
HFA     Housing Finance Agency/Authority
HFC     Housing Finance Corp.
HFDC    Health Facilities Development Corp.
HMH     Hartford Memorial Hospital
IDA     Industrial Development Agency
IDR     Industrial Development Revenue
IFPCFA Industrial Facilities and Pollution Control Financing Authority INFLOS Inverse Floating Rate Securities
IRS     Inverse Rate Security
MH      Multifamily Housing
NYC     New York City
PARS    Periodic Auction Reset Securities
RITES   Residual Interest Tax Exempt Security
RWJ     Robert Wood Johnson
SLMC    St. Luke's Medical Center
TASC    Tobacco Settlement Asset-Backed Bonds
V.I.    United States Virgin Islands


42              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

Summary of Ratings June 30, 2005

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        20.5%
AA                                                                          4.3
A                                                                           9.6
BBB                                                                        58.5
BB                                                                          2.4
B                                                                           2.1
CCC                                                                         1.3
Not Rated                                                                   1.3
                                                                         -------
TOTAL                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,373,820,067
                                              ===============

Gross unrealized appreciation                 $   77,460,596
Gross unrealized depreciation                     (1,001,504)
                                              ---------------
Net unrealized appreciation                   $   76,459,092
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices.


43              |               Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund

STATEMENT OF INVESTMENTS  June 30, 2005  / Unaudited
--------------------------------------------------------------------------------

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $4,604,068 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $72,951,001 as of June 30, 2005. Including the effect of leverage, inverse floaters represent 4.98% of the Fund's total assets as of June 30, 2005.

ILLIQUID SECURITIES
As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


44              |               Oppenheimer Limited Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005